UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

William J. Kridel, Jr. HealthShares™, Inc. 420 Lexington Avenue Suite 2626 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2008

Date of reporting period:	March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

March 31, 2008

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

HealthSharesTM Cancer Exchange-Traded Fund

HealthSharesTM Cardio Devices Exchange-Traded Fund

HealthSharesTM Cardiology Exchange-Traded Fund

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund

HealthSharesTM Diagnostics Exchange-Traded Fund

HealthSharesTM Emerging Cancer Exchange-Traded Fund

HealthSharesTM Enabling Technologies Exchange-Traded Fund

HealthSharesTM European Drugs Exchange-Traded Fund

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund

HealthSharesTM GI/Gender Health Exchange-Traded Fund

HealthSharesTM Infectious Disease Exchange-Traded Fund

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

HealthSharesTM Neuroscience Exchange-Traded Fund

HealthSharesTM Ophthalmology Exchange-Traded Fund

HealthSharesTM Orthopedic Repair Exchange-Traded Fund

HealthSharesTM Patient Care Services Exchange-Traded Fund

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund

HealthSharesTM Composite Exchange-Traded Fund

HealthSharesTM, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

On behalf of the entire HealthShares team, I am pleased to present this Semi-Annual report for the period ended March 31, 2008, for our 19 HealthShares ETFs that are listed on NYSE Arca, Inc. As of March 31, 2008, 14 of our funds have completed their first 12 full months in the market while the remaining five will be coming up on their first anniversary later in 2008.

With the presidential primary season drawing to a close, and the nation preparing for a competitive general election, healthcare has been thrust to the forefront of our national consciousness. Healthcare was once an issue championed by a few politicians seeking a distinctive political identity. Today, healthcare is a defining pillar of every candidate's platform and vision for the future of our country. Regardless of the outcome in November, the U.S. is a changed nation in how it may view healthcare now and in the future. The HealthShares family of ETFs was conceived to offer investors a more precise model for healthcare investing — a new capital markets and investor tool for the "healthcare economy."

A defining principal of the HealthShares investment philosophy is that healthcare is not one broadly defined industry, but rather is made up of several discrete sub-industries featuring distinct characteristics. During the six month period ended March 31, 2008, the distinct and differing performance of each of the HealthShares ETFs made it apparent that HealthShares Indexes were uncorrelated to one another and to broader market healthcare indexes.

During the six month period ended March 31, 2008, eight HealthShares Indexes outperformed the S&P Health Care Sector Index1 (-11.5%)2 by an average difference of 4.4%2, The remaining eleven HealthShares Indexes underperformed the S&P Health Care Sector Index1 by an average of -8.1%2.

The lesson for investors is clear. Healthcare, which now represents nearly 17% of the U.S. economy, cannot be accessed with a single investment. With HealthShares precise investment tools, investors can generate alpha within their portfolios, whether it is driven by outperformance or underperformance of a fund. HealthShares continues to reflect the economics of the healthcare industry's subsectors.

We remain extremely encouraged by investment opportunities in the healthcare industry. As thousands of clinical trials come before the FDA over the next several years, and new drugs are launched to cure disease and to improve quality-of-life, HealthShares ETFs will continue to provide investors with exposure to innovation in specific subsectors of this dynamic and rapidly changing industry.

Very truly yours,

William J. Kridel Jr.,

Chairman

1 The S&P Health Care Sector Index is an unmanaged, equally-weighted index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Indexes are unmanaged and cannot be directly invested in. Index returns do not reflect any management fees, transaction costs or expenses. The S&P Health Care Sector Index is shown for demonstrative purposes only. The investment portfolios underlying the Indexes may be different from the securities held by the funds and are not illustrative of an investment in any of the funds.

2 Proprietary XShares Advisors research based on data provided by Bloomberg LP.

 For performance results for all HealthShares Exchange Traded Funds and Indexes refer to Performance Summary pages beginning on page 3 of this report or go to www.healthsharesinc.com.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA)

The HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Autoimmune-Inflammation Index.

HealthSharesTM Autoimmune-Inflammation Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "autoimmune-inflammation" companies. An autoimmune-inflammation company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of inflammatory diseases such as osteoarthritis and autoimmune disorders including, but not limited to, rheumatoid arthritis, allergies, multiple sclerosis, psoriasis and lupus.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Autoimmune- Inflammation Index	S&P Health Care Sector Index
Six Month[1]	-10.27%	-12.19%	-11.08%	-11.55%
1 Year	-20.12%	-21.90%	-20.37%	-6.57%
Since Inception[2]	-18.40%	-20.14%	-18.54%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.85% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top 10 Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Vertex Pharmaceuticals, Inc.	5,670	$135,457	6.5%
Cytos Biotechnology AG (Switzerland)	1,387	100,829	4.9%
Rigel Pharmaceuticals, Inc.	5,344	99,719	4.8%
Meda AB, Class A (Sweden)	9,601	99,168	4.8%
Enzo Biochem, Inc.	10,848	98,608	4.7%
ZymoGenetics, Inc.	9,959	97,598	4.7%
Millennium Pharmaceuticals, Inc.	6,289	97,228	4.7%
Alexion Pharmaceuticals, Inc.	1,615	95,770	4.6%
PDL BioPharma, Inc.	9,034	95,670	4.6%
Sepracor, Inc.	4,858	94,828	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cancer Exchange-Traded Fund (HHK)

The HealthSharesTM Cancer Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cancer Index.

HealthSharesTM Cancer Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "cancer" companies. A cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Cancer Index	S&P Health Care Sector Index
Six Month[1]	-4.13%	-5.16%	-3.87%	-11.55%
1 Year	7.76%	7.33%	8.72%	-6.57%
Since Inception[2]	11.95%	11.54%	12.98%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.54% and the net expense ratio is 0.78%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.03% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Vertex Pharmaceuticals, Inc.	23,168	$553,485	6.5%
Exelixis, Inc.	60,120	417,834	4.9%
Human Genome Sciences, Inc.	70,140	413,125	4.8%
Regeneron Pharmaceuticals, Inc.	21,305	408,843	4.8%
Myriad Genetics, Inc.	10,017	403,585	4.7%
ZymoGenetics, Inc.	40,696	398,821	4.7%
Millennium Pharmaceuticals, Inc.	25,698	397,291	4.6%
Seattle Genetics, Inc.	43,571	396,496	4.6%
United Therapeutics Corp.	4,539	393,531	4.6%
APP Pharmaceuticals, Inc.	32,549	393,192	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE)

The HealthSharesTM Cardio Devices Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardio Devices Index.

HealthSharesTM Cardio Devices Index is an index of U.S. and foreign equity securities of medical equipment companies that have been identified as "cardio devices" companies. A cardio devices company is a company engaged in the manufacture, distribution, and commercialization of medical devices for the treatment of cardiac, vascular, and endovascular disorders and diseases, including but not limited to stents, valves, patches, pumps, defibrillators, pacemakers, sutures and sensors/chips.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardio Devices Index	S&P Health Care Sector Index
Six Month[1]	-11.31%	-11.15%	-9.74%	-11.55%
1 Year	-3.82%	-3.60%	-1.51%	-6.57%
Since Inception[2]	-5.73%	-5.58%	-3.34%	-8.52%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 3.75% and the net expense ratio is 0.76%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.01% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Stereotaxis, Inc.	51,994	$307,805	6.7%
Intuitive Surgical, Inc.	847	274,725	6.0%
CryoLife, Inc.	25,357	238,357	5.2%
C.R. Bard, Inc.	2,403	231,649	5.0%
Merit Medical Systems, Inc.	14,169	224,295	4.9%
St. Jude Medical, Inc.	5,028	217,159	4.7%
Boston Scientific Corp.	16,535	212,805	4.6%
AngioDynamics, Inc.	18,220	210,623	4.6%
Spectranetics (The) Corp.	25,043	209,359	4.5%
Possis Medical, Inc.	10,728	208,981	4.5%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cardiology Exchange-Traded Fund (HRD)

The HealthSharesTM Cardiology Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardiology Index.

HealthSharesTM Cardiology Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "cardiology" companies. A cardiology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of cardiological indications including, but not limited to, atherosclerosis, coronary artery disease, congestive heart failure, stroke, hypertension, thrombosis, and restenosis.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardiology Index	S&P Health Care Sector Index
Six Month[1]	-8.04%	-8.74%	-8.69%	-11.55%
1 Year	-11.02%	-11.35%	-11.23%	-6.57%
Since Inception[2]	-14.41%	-14.54%	-14.24%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.95% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Cardiome Pharma Corp. (Canada)	14,465	$121,505	5.7%
Angiotech Pharmaceuticals, Inc. (Canada)	50,424	105,890	4.9%
Medicines (The) Co.	5,184	104,717	4.9%
Momenta Pharmaceuticals, Inc.	9,561	104,502	4.9%
Amylin Pharmaceuticals, Inc.	3,516	102,702	4.8%
CV Therapeutics, Inc.	14,327	102,152	4.8%
Millennium Pharmaceuticals, Inc.	6,484	100,243	4.7%
Alexion Pharmaceuticals, Inc.	1,665	98,735	4.6%
Par Pharmaceutical Cos., Inc.	5,641	98,097	4.6%
Watson Pharmaceuticals, Inc.	3,275	96,023	4.5%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund (HRW)

The HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund commenced investment operations on April 18, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Dermatology and Wound Care Index.

HealthSharesTM Dermatology and Wound Care Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "dermatology and wound care" companies. A dermatology and wound care company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of skin disorders by topical and systemic means.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Dermatology and Wound Care Index	S&P Health Care Sector Index
Six Month[1]	-12.55%	-12.00%	-13.20%	-11.55%
Since Inception[2]	-17.69%	-17.29%	-17.76%	-12.43%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 4/18/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 5.13% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
QLT, Inc. (Canada)	37,091	$131,673	6.3%
Angiotech Pharmaceuticals, Inc. (Canada)	50,768	106,613	5.1%
PhotoCure ASA (Norway)	14,310	100,248	4.8%
LifeCell Corp.	2,369	99,569	4.8%
Perrigo Co.	2,608	98,400	4.7%
Omega Pharma S.A. (Belgium)	2,100	97,697	4.7%
Smith & Nephew PLC ADR (United Kingdom)	1,459	96,279	4.6%
Medigene AG (Germany)	13,740	96,013	4.6%
Innogenetics NV (Belgium)	13,821	95,703	4.6%
Mylan, Inc.	8,202	95,143	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Diagnostics Exchange-Traded Fund (HHD)

The HealthSharesTM Diagnostics Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Diagnostics Index.

HealthSharesTM Diagnostics Index is an index of U.S. and foreign equity securities of life sciences or biotechnology companies that have been identified as "diagnostics" companies. A diagnostics company is a company engaged in the identification of the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease wherever possible and the monitoring of disease progression/therapeutic efficacy.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Diagnostics Index	S&P Health Care Sector Index
Six Month[1]	-9.88%	-10.23%	-10.02%	-11.55%
1 Year	17.84%	17.88%	18.26%	-6.57%
Since Inception[2]	16.35%	16.30%	16.93%	-8.52%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 3.23% and the net expense ratio is 0.76%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.01% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Halozyme Therapeutics, Inc.	252,064	$1,603,126	5.5%
Quidel Corp.	88,242	1,417,167	4.9%
AMAG Pharmaceuticals, Inc.	34,796	1,406,802	4.8%
Myriad Genetics, Inc.	34,909	1,406,484	4.8%
SonoSite, Inc.	49,183	1,398,273	4.8%
Bruker Corp.	88,995	1,369,633	4.7%
OraSure Technologies, Inc.	187,066	1,367,452	4.7%
Given Imaging Ltd. (Israel)	80,462	1,358,199	4.7%
Meridian Bioscience, Inc.	40,199	1,343,853	4.6%
Applera Corp. - Celera Group	90,025	1,323,368	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ)

The HealthSharesTM Emerging Cancer Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Emerging Cancer Index.

HealthSharesTM Emerging Cancer Index is an index of U.S. and foreign equity securities of pharmaceutical or biotechnology companies that have been identified as "emerging cancer" companies. An emerging cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with some level of revenues, or those on the verge of revenues with significant but focused research and development programs.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Emerging Cancer Index	S&P Health Care Sector Index
Six Month[1]	-29.97%	-30.04%	-29.54%	-11.55%
1 Year	-39.55%	-39.39%	-38.77%	-6.57%
Since Inception[2]	-39.23%	-39.30%	-37.74%	-8.52%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 3.86% and the net expense ratio is 0.76%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.01% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
QLT, Inc. (Canada)	48,003	$170,411	5.7%
BioCryst Pharmaceuticals, Inc.	36,076	166,310	5.5%
Progenics Pharmaceuticals, Inc.	23,569	153,906	5.1%
Array BioPharma, Inc.	20,525	143,880	4.8%
ARIAD Pharmaceuticals, Inc.	41,557	140,047	4.7%
Allos Therapeutics, Inc.	22,065	134,155	4.5%
Marshall Edwards, Inc. (Australia)	55,512	133,229	4.4%
ImmunoGen, Inc.	37,100	132,818	4.4%
Geron Corp.	27,036	131,936	4.4%
GTx, Inc.	8,184	131,599	4.4%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV)

The HealthSharesTM Enabling Technologies Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Enabling Technologies Index.

HealthSharesTM Enabling Technologies Index is an index of U.S. and foreign equity securities of healthcare, life sciences or biotechnology companies that have been identified as "enabling technologies" companies. An enabling technology company is a company engaged in providing technology products and/or services that enable and support the discovery, clinical development and manufacturing activities of pharmaceutical and biotechnology companies, including but not limited to genomics, proteomics, and high throughput screening.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Enabling Technologies Index	S&P Health Care Sector Index
Six Month[1]	-1.67%	-1.32%	-0.71%	-11.55%
1 Year	17.63%	18.16%	19.49%	-6.57%
Since Inception[2]	20.34%	20.75%	22.47%	-8.52%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 3.63% and the net expense ratio is 0.76%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.01% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Illumina, Inc.	9,632	$731,068	12.3%
Sangamo BioSciences, Inc.	42,643	433,253	7.3%
Cepheid, Inc.	15,720	383,411	6.4%
Millennium Pharmaceuticals, Inc.	22,108	341,790	5.7%
Sigma-Aldrich Corp.	5,613	334,815	5.6%
Invitrogen Corp.	3,334	284,957	4.8%
Symyx Technologies, Inc.	37,879	284,093	4.8%
Human Genome Sciences, Inc.	47,741	281,194	4.7%
Affymetrix, Inc.	15,531	270,395	4.5%
Luminex Corp.	12,062	237,018	4.0%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM European Drugs Exchange-Traded Fund (HRJ)

The HealthSharesTM European Drugs Exchange-Traded Fund commenced investment operations on April 3, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM European Drugs Index.

HealthSharesTM European Drugs Index is an index of foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "European drug" companies. A European drug company is headquartered in Europe, quoted on at least one European Stock Exchange and engaged in the research, clinical development, manufacturing and/or commercialization of pharmaceutical products, small molecule/chemical moieties, biologics (proteins, peptides, oligoneucleotides and cell/gene therapies) and vaccines, in all therapeutic categories, primarily intended for humans.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM European Drugs Index	S&P Health Care Sector Index
Six Month[1]	-16.31%	-17.28%	-15.67%	-11.55%
Since Inception[2]	-12.70%	-12.80%	-10.72%	-8.34%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 4/3/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.83% and the net expense ratio is 0.99%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.95% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Genmab A/S (Denmark)	3,571	$182,106	8.4%
Intercell AG (Austria)	3,441	141,709	6.6%
Actelion Ltd. (Switzerland)	2,588	141,692	6.6%
Elan Corp. PLC ADR (Ireland)	6,272	130,833	6.1%
Grifols S.A. (Spain)	4,753	125,548	5.8%
Alk-Abello A/S (Denmark)	916	119,506	5.5%
Richter Gedeon Nyrt. (Hungary)	554	114,792	5.3%
Crucell NV ADR (Netherlands)	6,814	105,004	4.9%
Bavarian Nordic A/S (Denmark)	1,857	102,789	4.8%
NicOx S.A. (France)	6,984	100,262	4.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund (HHT)

The HealthSharesTM European Medical Products and Devices Exchange-Traded Fund commenced investment operations on June 1, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM European Medical Products and Devices Index.

HealthSharesTM European Medical Products and Devices Index is an index of foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "European medical products and devices" companies. A European medical products and devices company is headquartered in Europe, quoted on at least one European Stock Exchange and is engaged in the research, development, manufacturing, distribution and/or commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM European Medical Products and Devices Index	S&P Health Care Sector Index
Six Month[1]	-10.28%	-11.07%	-9.19%	-11.55%
Since Inception[2]	-14.76%	-15.40%	-13.02%	-14.43%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 6/1/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 6.16% and the net expense ratio is 1.00%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.95% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.05% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Elekta AB, Class B (Sweden)	9,065	$156,691	7.3%
Corin Group PLC (United Kingdom)	16,410	153,942	7.2%
Sonova Holding AG (Switzerland)	1,584	145,900	6.8%
Getinge AB, Class B (Sweden)	5,125	133,096	6.2%
Straumann Holding AG (Switzerland)	386	110,643	5.2%
SSL International PLC (United Kingdom)	12,200	109,962	5.1%
Sorin S.p.A. (Italy)	65,957	107,648	5.0%
Tecan Group AG (Switzerland)	1,736	104,962	4.9%
Sartorius Stedim Biotech (France)	2,351	104,308	4.9%
Optos PLC (United Kingdom)	39,316	102,364	4.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU)

The HealthSharesTM GI/Gender Health Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM GI/Gender Health Index.

HealthSharesTM GI/Gender Health Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "gastrointestinal/genitourinary/gender health" companies. A gastrointestinal/genitourinary/gender health company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of diseases including, but not limited to, gastrointestinal disorders such as gastroesophageal reflux disease, heartburn, irritable bowel syndrome, Crohn's Disease and ulcerative colitis; genitourinary disorders such as overactive bladder, urge incontinence, stress incontinence and urinary tract infection; and gender health matters including sexual dysfunction (male and female), endometriosis, benign prostatic hyperplasia, prolapsed womb and reproductive health.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM GI/Gender Health Index	S&P Health Care Sector Index
Six Month[1]	-24.29%	-25.14%	-25.97%	-11.55%
1 Year	-29.68%	-29.86%	-30.92%	-6.57%
Since Inception[2]	-28.12%	-28.23%	-29.13%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.80% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Warner Chilcott Ltd., Class A (Bermuda)	4,869	$87,641	4.8%
Santarus, Inc.	33,776	86,803	4.7%
Perrigo Co.	2,298	86,703	4.7%
Medarex, Inc.	9,786	86,607	4.7%
Adolor Corp.	18,835	86,076	4.7%
Dr. Reddy's Laboratories Ltd. ADR (India)	5,899	85,418	4.7%
Watson Pharmaceuticals, Inc.	2,905	85,175	4.7%
Mylan, Inc.	7,231	83,880	4.6%
Barr Pharmaceuticals, Inc.	1,733	83,721	4.6%
Mentor Corp.	3,254	83,693	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Infectious Disease Exchange-Traded Fund (HHG)

The HealthSharesTM Infectious Disease Exchange-Traded Fund commenced investment operations on April 3, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Infectious Disease Index.

HealthSharesTM Infectious Disease Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "infectious disease" companies. An infectious disease company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of infectious diseases related to anibacterial, antifungal and antiviral indications, by means of small molecules, protein therapy and vaccines.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Infectious Disease Index	S&P Health Care Sector Index
Six Month[1]	-14.57%	-15.70%	-15.74%	-11.55%
Since Inception[2]	-26.91%	-26.95%	-27.00%	-8.34%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 4/3/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 5.02% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Vertex Pharmaceuticals, Inc.	5,089	$121,576	6.6%
Human Genome Sciences, Inc.	15,408	90,753	4.9%
Enzo Biochem, Inc.	9,737	88,509	4.8%
Crucell NV ADR (Netherlands)	5,674	87,436	4.7%
APP Pharmaceuticals, Inc.	7,150	86,373	4.7%
Idenix Pharmaceuticals, Inc.	17,120	85,942	4.7%
Medarex, Inc.	9,607	85,022	4.6%
Nektar Therapeutics	12,202	84,682	4.6%
Watson Pharmaceuticals, Inc.	2,851	83,591	4.5%
Mylan, Inc.	7,092	82,267	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM)

The HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Metabolic-Endocrine Disorders Index.

HealthSharesTM Metabolic-Endocrine Disorders Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "metabolic-endocrine disorders" companies. A metabolic-endocrine disorders company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of metabolic-endocrine disorders including, but not limited to, diabetes, obesity, Syndrome X, growth deficiency and rare lysosomal disorders.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Metabolic-Endocrine Disorders Index	S&P Health Care Sector Index
Six Month[1]	-26.93%	-27.31%	-26.46%	-11.55%
1 Year	-30.17%	-30.43%	-29.09%	-6.57%
Since Inception[2]	-31.52%	-31.61%	-29.93%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.92% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Sirtris Pharmaceuticals, Inc.	7,403	$96,166	5.6%
Mannkind Corp.	14,834	88,560	5.1%
Repros Therapeutics, Inc.	8,786	85,927	5.0%
Amylin Pharmaceuticals, Inc.	2,930	85,585	4.9%
Incyte Corp.	8,113	85,268	4.9%
Amicus Therapeutics, Inc.	7,690	82,283	4.7%
Biodel, Inc.	7,529	81,690	4.7%
Arena Pharmaceuticals, Inc.	11,919	81,526	4.7%
Alkermes, Inc.	6,764	80,356	4.6%
SuperGen, Inc.	32,004	80,330	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Neuroscience Exchange-Traded Fund (HHN)

The HealthSharesTM Neuroscience Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Neuroscience Index.

HealthSharesTM Neuroscience Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "neuroscience" companies. A neuroscience company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of neurological and psychiatric disorders including, but not limited to, Alzheimer's, Parkinson's, Huntington's, schizophrenia, anxiety, depression, epilepsy, pain and sleep disorders.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Neuroscience Index	S&P Health Care Sector Index
Six Month[1]	-0.74%	-1.14%	-4.01%	-11.55%
1 Year	-15.92%	-16.15%	-18.31%	-6.57%
Since Inception[2]	-14.76%	-15.07%	-17.09%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 5.00% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
H. Lundbeck A/S (Denmark)	4,188	$105,006	4.9%
Millennium Pharmaceuticals, Inc.	6,705	103,659	4.8%
APP Pharmaceuticals, Inc.	8,492	102,583	4.8%
Par Pharmaceutical Cos., Inc.	5,833	101,436	4.7%
Sepracor, Inc.	5,179	101,094	4.7%
Cephalon, Inc.	1,565	100,786	4.7%
Adolor Corp.	21,960	100,357	4.7%
Dr. Reddy's Laboratories Ltd. ADR (India)	6,878	99,593	4.6%
Watson Pharmaceuticals, Inc.	3,387	99,307	4.6%
Caraco Pharmaceutical Laboratories Ltd.	5,480	98,366	4.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investment and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ)

The HealthSharesTM Ophthalmology Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Ophthalmology Index.

HealthSharesTM Ophthalmology Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "ophthalmology" companies. An ophthalmology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents by means of pharmaceuticals, medical devices or biomaterials for the treatment of various diseases of the eye including, but not limited to, age-related macular degeneration, dry-eye, diabetic macular edema, glaucoma, presbyopia and myopia.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Ophthalmology Index	S&P Health Care Sector Index
Six Month[1]	-30.96%	-31.27%	-33.58%	-11.55%
1 Year	-34.24%	-34.72%	-36.29%	-6.57%
Since Inception[2]	-34.79%	-35.16%	-36.66%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.86% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Ista Pharmaceuticals, Inc.	53,437	$103,133	6.3%
QLT, Inc. (Canada)	28,791	102,209	6.2%
Novadaq Technologies, Inc. (Canada)	18,601	87,290	5.3%
Regeneron Pharmaceuticals, Inc.	4,201	80,617	4.9%
Carl Zeiss Meditec AG (Germany)	4,871	78,650	4.8%
Cooper (The) Cos., Inc.	2,284	78,638	4.8%
Advanced Medical Optics, Inc.	3,577	72,613	4.4%
Fielmann AG (Germany)	1,173	72,377	4.4%
Isis Pharmaceuticals, Inc.	5,108	72,074	4.4%
Allergan, Inc.	1,265	71,333	4.3%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Orthopedic Repair Exchange-Traded Fund (HHP)

The HealthSharesTM Orthopedic Repair Exchange-Traded Fund commenced investment operations on July 13, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Orthopedic Repair Index.

HealthSharesTM Orthopedic Repair Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "orthopedic repair" companies. An orthopedic repair company is a company engaged in the manufacturing, distribution and/or commercialization of medical devices, pharmaceuticals and/or regenerative medicine for the treatment of bone, cartilage, tendon, ligament, maxillofacial and dental elements, excluding periodontal and skin conditions or disorders.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Orthopedic Repair Index	S&P Health Care Sector Index
Six Month[1]	-14.12%	-14.86%	-13.10%	-11.55%
Since Inception[2]	-10.17%	-10.94%	-8.95%	-12.82%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 7/13/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 6.72% and the net expense ratio is 0.81%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.06% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
LifeCell Corp.	5,210	$218,976	9.7%
Corin Group PLC (United Kingdom)	16,550	155,255	6.9%
Exactech, Inc.	5,742	144,641	6.4%
Integra LifeSciences Holdings Corp.	3,204	139,278	6.1%
Merit Medical Systems, Inc.	8,453	133,811	5.9%
RTI Biologics, Inc.	13,829	130,684	5.8%
Smith & Nephew PLC ADR (United Kingdom)	1,669	110,137	4.9%
Anika Therapeutics, Inc.	12,965	109,943	4.9%
Alphatec Holdings, Inc.	21,000	105,420	4.7%
Symmetry Medical, Inc.	5,921	98,289	4.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB)

The HealthSharesTM Patient Care Services Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Patient Care Services Index.

HealthSharesTM Patient Care Services Index is an index of U.S. and foreign equity securities of healthcare companies that have been identified as "patient care services" companies. A patient care services company is a company engaged in providing direct treatment of patients in hospitals, outpatient clinics, nursing homes, assisted living centers, treatment facilities or home health providers.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Patient Care Services Index	S&P Health Care Sector Index
Six Month[1]	-14.16%	-13.89%	-14.39%	-11.55%
1 Year	-17.44%	-17.41%	-17.16%	-6.57%
Since Inception[2]	-12.28%	-12.28%	-11.85%	-8.52%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 3.60% and the net expense ratio is 0.76%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.01% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Tenet Healthcare Corp.	62,263	$352,409	8.2%
Pediatrix Medical Group, Inc.	4,661	314,151	7.3%
DaVita, Inc.	6,195	295,873	6.9%
Health Net, Inc.	8,372	257,858	6.0%
HEALTHSOUTH Corp.	14,103	250,892	5.8%
Health Management Associates, Inc., Class A	40,571	214,621	5.0%
Psychiatric Solutions, Inc.	5,853	198,534	4.6%
Express Scripts, Inc.	3,052	196,305	4.6%
Kindred Healthcare, Inc.	8,939	195,496	4.5%
Coventry Health Care, Inc.	4,727	190,734	4.4%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHR)

The HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Respiratory/Pulmonary Index.

HealthSharesTM Respiratory/Pulmonary Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "respiratory/pulmonary" companies. A respiratory/pulmonary company is a company engaged in the research, development, and/or commercialization of therapeutic agents treating various respiratory and/or pulmonary diseases including, but not limited to, asthma, chronic obstructive pulmonary disease, emphysema, tuberculosis and pulmonary arterial hypertension.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Respiratory/Pulmonary Index	S&P Health Care Sector Index
Six Month[1]	-14.74%	-15.55%	-14.34%	-11.55%
1 Year	-15.46%	-16.05%	-14.97%	-6.57%
Since Inception[2]	-12.88%	-13.19%	-10.90%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.64% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
InterMune, Inc.	13,659	$199,149	4.9%
United Therapeutics, Corp.	2,289	198,456	4.9%
Discovery Laboratories, Inc.	84,315	198,139	4.9%
Vectura Group PLC (United Kingdom)	215,237	195,711	4.8%
Sepracor, Inc.	10,013	195,454	4.8%
SkyePharma PLC (United Kingdom)	714,586	195,283	4.8%
Medarex, Inc.	22,058	195,213	4.8%
Nektar Therapeutics	28,018	194,445	4.8%
Dr. Reddy's Laboratories Ltd. ADR (India)	13,296	192,526	4.7%
Watson Pharmaceuticals, Inc.	6,547	191,958	4.7%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Composite Exchange-Traded Fund (HHQ)

The HealthSharesTM Composite Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Composite Index.

HealthSharesTM Composite Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been included in the HealthSharesTM Autoimmune-Inflammation Index, the HealthSharesTM Cancer Index, the HealthSharesTM Cardio Devices Index, the HealthSharesTM Cardiology Index, the HealthSharesTM Dermatology and Wound Care Index, the HealthSharesTM Diagnostics Index, the HealthSharesTM Emerging Cancer Index, the HealthSharesTM Enabling Technologies Index, the HealthSharesTM GI/Gender Health Index, the HealthSharesTM Infectious Disease Index, the HealthSharesTM Metabolic-Endocrine Disorders Index, the HealthSharesTM Neuroscience Index, the HealthSharesTM Ophthalmology Index, the HealthSharesTM Orthopedic Repair Index, the HealthSharesTM Patient Care Services Index and the HealthSharesTM Respiratory/Pulmonary Index (collectively, the "Composite Eligible Indexes") by the Index Administrator and therefore are included in the HealthSharesTM Composite Index. The HealthSharesTM Composite Index will consist of the 80 largest companies by market capitalization taken from the top five companies by market capitalization from each of the Composite Eligible Indexes, arranged in alphabetical order. In the event a company is selected from more than one index, it shall be included in the Composite Index only from the first alphabetical Index in which it appears and will be replaced in later alphabetical Indices by the next largest company by market capitalization.

Performance as of 3/31/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Composite Index	S&P Health Care Sector Index
Six Month[1]	-14.19%	-15.15%	-13.73%	-11.55%
1 Year	-7.66%	-7.68%	-6.51%	-6.57%
Since Inception[2]	-5.70%	-5.59%	-4.49%	-6.50%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca, Inc. ("NYSE Arca") of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 4.64% and the net expense ratio is 0.79%, as disclosed in the most recent prospectus. The Advisor has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.75% until 1/31/09 (the "Expense Cap"). During the latest fiscal period, the Fund incurred 0.04% of expenses not covered under the Expense Cap.

Top Ten Holdings[3] as of 3/31/08
Description	Shares	Market Value	% of Net Assets
Alnylam Pharmaceuticals, Inc.	3,729	$90,987	1.9%
Actelion Ltd. (Switzerland)	1,463	80,098	1.7%
Perrigo Co.	2,036	76,819	1.6%
C.R. Bard, Inc.	795	76,638	1.6%
Zimmer Holdings, Inc.	984	76,614	1.6%
APP Pharmaceuticals, Inc.	6,315	76,286	1.6%
Isis Pharmaceuticals, Inc.	5,355	75,558	1.6%
Sigma-Aldrich Corp.	1,252	74,682	1.6%
Forest Laboratories, Inc.	1,841	73,658	1.6%
Valeant Pharmaceuticals International	5,732	73,542	1.6%

3 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various HealthSharesTM Funds (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period ended March 31, 2008.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return.) The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio(1) Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund
Actual	$1,000.00	$897.31	0.79%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Cancer Exchange-Traded Fund
Actual	$1,000.00	$958.70	0.76%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	0.76%	$3.84
HealthSharesTM Cardio Devices Exchange-Traded Fund
Actual	$1,000.00	$886.88	0.77%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	0.77%	$3.89
HealthSharesTM Cardiology Exchange-Traded Fund
Actual	$1,000.00	$919.60	0.79%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund
Actual	$1,000.00	$874.46	0.79%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio(1) Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
HealthSharesTM Diagnostics Exchange-Traded Fund
Actual	$1,000.00	$901.22	0.75%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
HealthSharesTM Emerging Cancer Exchange-Traded Fund
Actual	$1,000.00	$700.33	0.77%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	0.77%	$3.89
HealthSharesTM Enabling Technologies Exchange-Traded Fund
Actual	$1,000.00	$983.31	0.76%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	0.76%	$3.84
HealthSharesTM European Drugs Exchange-Traded Fund
Actual	$1,000.00	$836.93	0.99%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	0.99%	$5.00
HealthSharesTM European Medical Products and Devices Exchange-Traded Fund
Actual	$1,000.00	$897.17	0.99%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	0.99%	$5.00
HealthSharesTM GI/Gender Health Exchange-Traded Fund
Actual	$1,000.00	$757.09	0.79%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Infectious Disease Exchange-Traded Fund
Actual	$1,000.00	$854.25	0.79%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund
Actual	$1,000.00	$730.67	0.79%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Neuroscience Exchange-Traded Fund
Actual	$1,000.00	$992.57	0.79%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Ophthalmology Exchange-Traded Fund
Actual	$1,000.00	$690.42	0.79%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
HealthSharesTM Orthopedic Repair Exchange-Traded Fund
Actual	$1,000.00	$858.76	0.78%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.78%	$3.94

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio(1) Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
HealthSharesTM Patient Care Services Exchange-Traded Fund
Actual	$1,000.00	$858.40	0.77%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	0.77%	$3.89
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund
Actual	$1,000.00	$852.57	0.78%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.78%	$3.94
HealthSharesTM Composite Exchange-Traded Fund
Actual	$1,000.00	$858.07	0.77%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	0.77%	$3.89

(1) The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Drugs ETF and European Medical Products and Devices ETF) of each Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 1, 2007 to March 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.9%
BIOTECHNOLOGY—67.3%
Active Biotech AB (Sweden)*	8,799	$84,578
Alexion Pharmaceuticals, Inc.*	1,615	95,770
Combinatorx, Inc.*	18,948	65,181
Cytos Biotechnology AG (Switzerland)*	1,387	100,829
Dynavax Technologies Corp.*	38,823	76,093
Genmab A/S (Denmark)*	1,731	88,274
Medarex, Inc.*	10,702	94,713
Millennium Pharmaceuticals, Inc.*	6,289	97,228
PDL BioPharma, Inc.*	9,034	95,670
Pharmacopeia, Inc.*	24,870	91,522
Rigel Pharmaceuticals, Inc.*	5,344	99,719
Synta Pharmaceuticals Corp.*	10,956	88,634
Vertex Pharmaceuticals, Inc.*	5,670	135,457
XOMA Ltd. (Bermuda)*	33,541	86,871
ZymoGenetics, Inc.*	9,959	97,598
Total Biotechnology		1,398,137
LIFE SCIENCES TOOLS & SERVICES—4.8%
Enzo Biochem, Inc.*	10,848	98,608
PHARMACEUTICALS—26.8%
Elan Corp. PLC ADR (Ireland)*	4,404	91,867
Fornix Biosciences NV (Netherlands)	3,078	85,791
Meda AB, Class A (Sweden)	9,601	99,168
Mitsubishi Tanabe Pharma Corp. (Japan)	7,917	92,346
Sepracor, Inc.*	4,858	94,828
Watson Pharmaceuticals, Inc.*	3,176	93,120
Total Pharmaceuticals		557,120
Total Investments—98.9% (Cost $2,332,891)		$2,053,865
Other assets less liabilities—1.1%		22,114
Net Assets—100.0%		$2,075,979

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,324,141	63.8%
Sweden	183,746	8.9
Switzerland	100,829	4.8
Japan	92,346	4.4
Ireland	91,867	4.4
Denmark	88,274	4.3
Bermuda	86,871	4.2
Netherlands	85,791	4.1
Total Investments	2,053,865	98.9
Other assets less liabilities	22,114	1.1
Net Assets	$2,075,979	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.7%
BIOTECHNOLOGY—76.7%
Ark Therapeutics Group PLC (United Kingdom)*	146,617	$211,994
Cephalon, Inc.*	5,999	386,336
Human Genome Sciences, Inc.*	70,140	413,125
ImClone Systems, Inc.*	8,415	356,964
Isis Pharmaceuticals, Inc.*	25,903	365,491
Medarex, Inc.*	43,730	387,011
Millennium Pharmaceuticals, Inc.*	25,698	397,291
Myriad Genetics, Inc.*	10,017	403,585
Onyx Pharmaceuticals, Inc.*	13,205	383,341
OSI Pharmaceuticals, Inc.*	9,536	356,551
PDL BioPharma, Inc.*	36,916	390,940
Regeneron Pharmaceuticals, Inc.*	21,305	408,843
Seattle Genetics, Inc.*	43,571	396,496
Synta Pharmaceuticals Corp.*	44,770	362,189
United Therapeutics Corp.*	4,539	393,531
Vertex Pharmaceuticals, Inc.*	23,168	553,485
ZymoGenetics, Inc.*	40,696	398,821
Total Biotechnology		6,565,994
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
Hospira, Inc.*	8,517	364,272
LIFE SCIENCES TOOLS & SERVICES—4.9%
Exelixis, Inc.*	60,120	417,834
PHARMACEUTICALS—12.8%
APP Pharmaceuticals, Inc.*	32,549	393,192
Eisai Co. Ltd. (Japan)	10,672	364,543
Ipsen SA (France)	5,967	340,002
Total Pharmaceuticals		1,097,737
Total Investments—98.7% (Cost $9,137,140)		$8,445,837
Other assets less liabilities—1.3%		110,052
Net Assets—100.0%		$8,555,889

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$7,529,298	87.9%
Japan	364,543	4.3
France	340,002	4.0
United Kingdom	211,994	2.5
Total Investments	8,445,837	98.7
Other assets less liabilites	110,052	1.3
Net Assets	$8,555,889	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—101.4%
BIOTECHNOLOGY—3.5%
BioSphere Medical, Inc.*	35,100	$161,109
HEALTH CARE EQUIPMENT & SUPPLIES—97.9%
ABIOMED, Inc.*	13,417	176,299
AngioDynamics, Inc.*	18,220	210,623
Atrion Corp.	1,933	193,184
Boston Scientific Corp.*	16,535	212,805
C.R. Bard, Inc.	2,403	231,649
Cardiac Science Corp.*	24,699	206,237
CryoLife, Inc.*	25,357	238,357
Datascope Corp.	3,772	156,274
Edwards Lifesciences Corp.*	4,658	207,514
Endologix, Inc.*	50,460	150,875
ev3, Inc.*	24,566	199,967
Intuitive Surgical, Inc.*	847	274,725
Kensey Nash Corp.*	5,702	165,073
Merit Medical Systems, Inc.*	14,169	224,295
Possis Medical, Inc.*	10,728	208,981
Spectranetics (The) Corp.*	25,043	209,359
St. Jude Medical, Inc.*	5,028	217,159
Stereotaxis, Inc.*	51,994	307,805
Thoratec Corp.*	9,116	130,268
Vascular Solutions, Inc.*	31,869	195,357
Volcano Corp.*	14,844	185,550
Zoll Medical Corp.*	7,630	202,882
Total Health Care Equipment & Supplies		4,505,238
Total Investments—101.4% (Cost $4,998,034)		$4,666,347
Liabilities in excess of other assets—(1.4%)		(63,007)
Net Assets—100.0%		$4,603,340

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$4,666,347	101.4%
Total Investments	4,666,347	101.4
Liabilities in excess of other assets	(63,007)	(1.4)
Net Assets	$4,603,340	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—46.0%
Alexion Pharmaceuticals, Inc.*	1,665	$98,735
Amylin Pharmaceuticals, Inc.*	3,516	102,702
Angiotech Pharmaceuticals, Inc. (Canada)*	50,424	105,890
CV Therapeutics, Inc.*	14,327	102,152
Millennium Pharmaceuticals, Inc.*	6,484	100,243
Momenta Pharmaceuticals, Inc.*	9,561	104,502
Nuvelo, Inc.*	123,643	87,787
Sangamo BioSciences, Inc.*	9,353	95,026
Speedel Holding AG (Switzerland)*	1,047	95,273
United Therapeutics Corp.*	1,076	93,289
Total Biotechnology		985,599
CHEMICALS—4.3%
Solvay SA (Belgium)	727	93,102
HEALTH CARE EQUIPMENT & SUPPLIES—8.6%
Edwards Lifesciences Corp.*	2,051	91,372
Hospira, Inc.*	2,149	91,913
Total Health Care Equipment & Supplies		183,285
PHARMACEUTICALS—40.9%
Barr Pharmaceuticals, Inc.*	1,954	94,398
Biovail Corp. (Canada)	7,285	77,585
Cardiome Pharma Corp. (Canada)*	14,465	121,505
Medicines (The) Co.*	5,184	104,717
Mitsubishi Tanabe Pharma Corp. (Japan)	8,083	94,282
Mylan, Inc.	8,146	94,494
Par Pharmaceutical Cos., Inc.*	5,641	98,097
Sciele Pharma, Inc.*	4,924	96,018
Watson Pharmaceuticals, Inc.*	3,275	96,023
Total Pharmaceuticals		877,119
Total Investments—99.8% (Cost $2,429,491)		$2,139,105
Other assets less liabilities—0.2%		3,816
Net Assets—100.0%		$2,142,921

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,551,468	72.4%
Canada	304,980	14.2
Switzerland	95,273	4.5
Japan	94,282	4.4
Belgium	93,102	4.3
Total Investments	2,139,105	99.8
Other assets less liabilities	3,816	0.2
Net Assets	$2,142,921	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.8%
BIOTECHNOLOGY—33.1%
Angiotech Pharmaceuticals, Inc. (Canada)*	50,768	$106,613
Basilea Pharmaceutica AG (Switzerland)*	484	70,957
Innogenetics NV (Belgium)*	13,821	95,703
LifeCell Corp.*	2,369	99,569
Ligand Pharmaceuticals, Inc., Class B	23,064	92,256
Medigene AG (Germany)*	13,740	96,013
QLT, Inc. (Canada)*	37,091	131,673
Total Biotechnology		692,784
HEALTH CARE EQUIPMENT & SUPPLIES—18.3%
Integra LifeSciences Holdings Corp.*	2,119	92,113
Mentor Corp.	3,694	95,010
Omega Pharma SA (Belgium)	2,100	97,697
Smith & Nephew PLC ADR (United Kingdom)	1,459	96,279
Total Health Care Equipment & Supplies		381,099
PHARMACEUTICALS—47.4%
Barrier Therapeutics, Inc.*	27,126	92,500
CollaGenex Pharmaceuticals, Inc.*	5,531	91,649
K-V Pharmaceutical Co., Class A*	3,600	89,856
Medicis Pharmaceutical Corp., Class A	4,733	93,193
Mylan, Inc.	8,202	95,143
Obagi Medical Products, Inc.*	9,151	79,431
Perrigo Co.	2,608	98,400
PhotoCure ASA (Norway)*	14,310	100,248
Sinclair Pharma PLC (United Kingdom)*	112,496	81,050
TAISHO PHARMACEUTICAL Co. Ltd. (Japan)	4,000	79,449
Valeant Pharmaceuticals International*	7,055	90,515
Total Pharmaceuticals		991,434
Total Investments—98.8% (Cost $2,555,402)		$2,065,317
Other assets less liabilities—1.2%		25,747
Net Assets—100.0%		$2,091,064

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,109,635	53.1%
Canada	238,286	11.4
Belgium	193,400	9.2
United Kingdom	177,329	8.5
Norway	100,248	4.8
Germany	96,013	4.6
Japan	79,449	3.8
Switzerland	70,957	3.4
Total Investments	2,065,317	98.8
Other assets less liabilities	25,747	1.2
Net Assets	$2,091,064	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.4%
BIOTECHNOLOGY—15.0%
Applera Corp. - Celera Group*	90,025	$1,323,368
Halozyme Therapeutics, Inc.*	252,064	1,603,126
Myriad Genetics, Inc.*	34,909	1,406,484
Total Biotechnology		4,332,978
HEALTH CARE EQUIPMENT & SUPPLIES—63.1%
Analogic Corp.	18,593	1,237,178
Beckman Coulter, Inc.	19,333	1,247,945
Gen-Probe, Inc.*	26,889	1,296,050
Given Imaging Ltd. (Israel)*	80,462	1,358,199
Hologic, Inc.*	22,788	1,267,013
Immucor, Inc.*	57,394	1,224,788
Inverness Medical Innovations, Inc.*	42,483	1,278,738
Meridian Bioscience, Inc.	40,199	1,343,853
Merit Medical Systems, Inc.*	83,180	1,316,739
OraSure Technologies, Inc.*	187,066	1,367,452
Quidel Corp.*	88,242	1,417,167
ResMed, Inc.*	29,785	1,256,331
SonoSite, Inc.*	49,183	1,398,273
Varian Medical Systems, Inc.*	27,404	1,283,603
Total Health Care Equipment & Supplies		18,293,329
HEALTH CARE PROVIDERS & SERVICES—4.2%
Laboratory Corp. of America Holdings*	16,624	1,224,856
LIFE SCIENCES TOOLS & SERVICES—18.1%
AMAG Pharmaceuticals, Inc.*	34,796	1,406,802
Bio-Rad Laboratories, Inc., Class A*	13,800	1,227,510
Bruker Corp.*	88,995	1,369,633
Techne Corp.*	18,635	1,255,254
Total Life Sciences Tools & Services		5,259,199
Total Investments—100.4% (Cost $32,765,357)		$29,110,362
Liabilities in excess of other assets—(0.4%)		(103,287)
Net Assets—100.0%		$29,007,075

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$27,752,163	95.7%
Israel	1,358,199	4.7
Total Investments	29,110,362	100.4
Liabilities in excess of other assets	(103,287)	(0.4)
Net Assets	$29,007,075	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—96.9%
BIOTECHNOLOGY—96.9%
AEterna Zentaris, Inc. (Canada)*	122,508	$126,183
Allos Therapeutics, Inc.*	22,065	134,155
ARIAD Pharmaceuticals, Inc.*	41,557	140,047
ArQule, Inc.*	30,627	131,084
Array BioPharma, Inc.*	20,525	143,880
BioCryst Pharmaceuticals, Inc.*	36,076	166,310
Cell Genesys, Inc.*	53,948	126,778
Cytokinetics, Inc.*	38,814	128,862
Dendreon Corp.*	24,864	119,844
Dynavax Technologies Corp.*	54,448	106,718
Enzon Pharmaceuticals, Inc.*	13,581	125,081
Geron Corp.*	27,036	131,936
GPC Biotech AG ADR (Germany)*	36,299	117,609
GTx, Inc.*	8,184	131,599
ImmunoGen, Inc.*	37,100	132,818
Marshall Edwards, Inc. (Australia)*	55,512	133,229
Peregrine Pharmaceuticals, Inc.*	261,350	122,835
Progenics Pharmaceuticals, Inc.*	23,569	153,906
QLT, Inc. (Canada)*	48,003	170,411
Synta Pharmaceuticals Corp.*	14,719	119,077
Telik, Inc.*	52,503	128,107
XOMA Ltd. (Bermuda)*	45,060	116,705
Total Investments—96.9% (Cost $4,259,698)		$2,907,174
Other assets less liabilities—3.1%		91,775
Net Assets—100.0%		$2,998,949

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$2,243,037	74.8%
Canada	296,594	9.9
Australia	133,229	4.4
Germany	117,609	3.9
Bermuda	116,705	3.9
Total Investments	2,907,174	96.9
Other assets less liabilities	91,775	3.1
Net Assets	$2,998,949	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.5%
BIOTECHNOLOGY—27.4%
Applera Corp. - Celera Group *	12,376	$181,927
Cepheid, Inc.*	15,720	383,411
Halozyme Therapeutics, Inc.*	1,327	8,440
Human Genome Sciences, Inc.*	47,741	281,194
Millennium Pharmaceuticals, Inc.*	22,108	341,790
Sangamo BioSciences, Inc.*	42,643	433,253
Total Biotechnology		1,630,015
CHEMICALS—10.4%
Sigma-Aldrich Corp.	5,613	334,815
Symyx Technologies, Inc.*	37,879	284,093
Total Chemicals		618,908
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
Beckman Coulter, Inc.	2,829	182,612
LIFE SCIENCES TOOLS & SERVICES—51.6%
Accelrys, Inc.*	32,551	176,101
Affymetrix, Inc.*	15,531	270,395
Applera Corp. - Applied Biosystems Group	5,650	185,659
Cambrex Corp.	34,201	237,013
Illumina, Inc.*	9,632	731,068
Invitrogen Corp.*	3,334	284,957
Luminex Corp.*	12,062	237,018
Millipore Corp.*	2,333	157,268
PerkinElmer, Inc.	9,395	227,829
QIAGEN NV (Netherlands)*	9,138	190,070
Techne Corp.*	2,973	200,261
Waters Corp.*	3,097	172,503
Total Life Sciences Tools & Services		3,070,142
MACHINERY—3.2%
Pall Corp.	5,508	193,166
PHARMACEUTICALS—2.8%
Eurand NV (Netherlands)*	11,079	167,625
Total Investments—98.5% (Cost $6,255,152)		$5,862,468
Other assets less liabilities—1.5%		90,037
Net Assets—100.0%		$5,952,505

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$5,504,773	92.5%
Netherlands	357,695	6.0
Total Investments	5,862,468	98.5
Other assets less liabilities	90,037	1.5
Net Assets	$5,952,505	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.9%
BIOTECHNOLOGY—56.1%
Actelion Ltd. (Switzerland)*	2,588	$141,692
Basilea Pharmaceutica AG (Switzerland)*	540	79,167
Bavarian Nordic A/S (Denmark)*	1,857	102,789
Crucell NV ADR (Netherlands)*	6,814	105,004
Cytos Biotechnology AG (Switzerland)*	1,053	76,549
Genmab A/S (Denmark)*	3,571	182,106
GPC Biotech AG (Germany)*	25,400	85,325
Grifols SA (Spain)	4,753	125,548
Intercell AG (Austria)*	3,441	141,709
NicOx SA (France)*	6,984	100,262
Zeltia SA (Spain)	9,514	69,799
Total Biotechnology		1,209,950
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
Omega Pharma SA (Belgium)	1,764	82,065
PHARMACEUTICALS—40.0%
Alk-Abello A/S (Denmark)	916	119,506
Elan Corp. PLC ADR (Ireland)*	6,272	130,833
FAES FARMA SA (Spain)	3,847	65,590
H. Lundbeck A/S (Denmark)	3,120	78,228
Hikma Pharmaceuticals PLC (United Kingdom)	7,924	73,784
Ipsen SA (France)	1,241	70,713
Meda AB, Class A (Sweden)	5,870	60,631
Recordati S.p.A. (Italy)	6,836	51,317
Richter Gedeon Nyrt. (Hungary)	554	114,792
Stada Arzneimittel AG (Germany)	1,358	99,005
Total Pharmaceuticals		864,399
Total Investments—99.9% (Cost $2,513,674)		$2,156,414
Other assets less liabilities—0.1%		2,468
Net Assets—100.0%		$2,158,882

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
Denmark	$482,629	22.4%
Switzerland	297,408	13.8
Spain	260,937	12.1
Germany	184,330	8.5
France	170,975	7.9
Austria	141,709	6.6
Ireland	130,833	6.0
Hungary	114,792	5.3
Netherlands	105,004	4.9
Belgium	82,065	3.8
United Kingdom	73,784	3.4
Sweden	60,631	2.8
Italy	51,317	2.4
Total Investments	2,156,414	99.9
Other assets less liabilities	2,468	0.1
Net Assets	$2,158,882	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.2%
BIOTECHNOLOGY—2.8%
Q-MED AB (Sweden)	9,050	$59,825
HEALTH CARE EQUIPMENT & SUPPLIES—86.9%
bioMerieux (France)	821	95,864
Carl Zeiss Meditec AG (Germany)	4,407	71,158
Coloplast A/S, Class B (Denmark)	663	60,788
Consort Medical PLC (United Kingdom)	8,633	95,570
Corin Group PLC (United Kingdom)	16,410	153,942
Draegerwerk AG (Germany)	929	54,907
Elekta AB, Class B (Sweden)	9,065	156,691
Getinge AB (Sweden)*	333	8,676
Getinge AB, Class B (Sweden)	5,125	133,096
Ion Beam Applications (Belgium)*	2,805	63,736
Nobel Biocare Holding AG (Switzerland)	264	61,659
Optos PLC (United Kingdom)*	39,316	102,364
Prim SA (Spain)	4,226	79,284
Sartorius Stedim Biotech (France)	2,351	104,308
Sonova Holding AG (Switzerland)	1,584	145,900
Sorin S.p.A. (Italy)*	65,957	107,648
SSL International PLC (United Kingdom)	12,200	109,962
Straumann Holding AG (Switzerland)	386	110,643
William Demant Holding A/S (Denmark)*	714	57,272
Ypsomed Holding AG (Switzerland)*	947	88,089
Total Health Care Equipment & Supplies		1,861,557
HEALTH CARE PROVIDERS & SERVICES—4.6%
Synergy Healthcare PLC (United Kingdom)	7,577	97,584
LIFE SCIENCES TOOLS & SERVICES—4.9%
Tecan Group AG (Switzerland)	1,736	104,962
Total Common Stocks—99.2% (Cost $2,443,608)		2,123,928
	Number of Rights
RIGHTS—0.0%
HEALTH CARE EQUIPMENT & SUPPLIES—0.0%
Sartorius Stedim Biotech Rights, expiring 07/27/09 (Cost $0)	2,721	0
Total Investments—99.2% (Cost $2,443,608)		$2,123,928
Other assets less liabilities—0.8%		16,556
Net Assets—100.0%		$2,140,484

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United Kingdom	$559,422	26.1%
Switzerland	511,253	23.9
Sweden	358,288	16.7
France	200,172	9.4
Germany	126,065	5.9
Denmark	118,060	5.5
Italy	107,648	5.0
Spain	79,284	3.7
Belgium	63,736	3.0
Total Investments	2,123,928	99.2
Other assets less liabilities	16,556	0.8
Net Assets	$2,140,484	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.9%
BIOTECHNOLOGY—22.4%
Alizyme PLC (United Kingdom)*	88,084	$77,029
Indevus Pharmaceuticals, Inc.*	17,516	83,551
Ligand Pharmaceuticals, Inc., Class B	20,317	81,268
Medarex, Inc.*	9,786	86,607
Theravance, Inc.*	7,704	81,123
Total Biotechnology		409,578
CHEMICALS—4.5%
Solvay SA (Belgium)	644	82,473
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
Mentor Corp.	3,254	83,693
PHARMACEUTICALS—67.4%
Adolor Corp.*	18,835	86,076
Auxilium Pharmaceuticals, Inc.*	2,997	80,140
Barr Pharmaceuticals, Inc.*	1,733	83,721
Columbia Laboratories, Inc.*	37,406	79,675
Dr. Reddy's Laboratories Ltd. ADR (India)	5,899	85,418
Eisai Co., Ltd. (Japan)	2,428	82,938
Mylan, Inc.	7,231	83,880
Noven Pharmaceuticals, Inc.*	8,462	75,989
Perrigo Co.	2,298	86,703
Richter Gedeon Nyrt. (Hungary)	373	77,288
Salix Pharmaceuticals Ltd.*	13,123	82,412
Santarus, Inc.*	33,776	86,803
UCB SA (Belgium)	1,942	67,714
Warner Chilcott Ltd., Class A (Bermuda)*	4,869	87,641
Watson Pharmaceuticals, Inc.*	2,905	85,175
Total Pharmaceuticals		1,231,573
Total Investments—98.9% (Cost $2,190,879)		$1,807,317
Other assets less liabilities—1.1%		20,293
Net Assets—100.0%		$1,827,610

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,246,816	68.2%
Belgium	150,187	8.2
Bermuda	87,641	4.8
India	85,418	4.7
Japan	82,938	4.6
Hungary	77,288	4.2
United Kingdom	77,029	4.2
Total Investments	1,807,317	98.9
Other assets less liabilities	20,293	1.1
Net Assets	$1,827,610	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—46.2%
Basilea Pharmaceutica AG (Switzerland)*	418	$61,281
Bavarian Nordic A/S (Denmark)*	1,443	79,873
Crucell NV ADR (Netherlands)*	5,674	87,436
Cubist Pharmaceuticals, Inc.*	4,204	77,438
Human Genome Sciences, Inc.*	15,408	90,753
Idenix Pharmaceuticals, Inc.*	17,120	85,942
Innogenetics NV (Belgium)*	11,829	81,910
Medarex, Inc.*	9,607	85,022
Theravance, Inc.*	7,563	79,638
Vertex Pharmaceuticals, Inc.*	5,089	121,576
Total Biotechnology		850,869
CHEMICALS—4.4%
Solvay SA (Belgium)	633	81,064
HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
Hospira, Inc.*	1,871	80,023
LIFE SCIENCES TOOLS & SERVICES—9.4%
Enzo Biochem, Inc.*	9,737	88,509
Nektar Therapeutics*	12,202	84,682
Total Life Sciences Tools & Services		173,191
PHARMACEUTICALS—35.4%
APP Pharmaceuticals, Inc.*	7,150	86,373
Barr Pharmaceuticals, Inc.*	1,701	82,175
Flamel Technologies SA ADR (France)*	8,741	81,466
King Pharmaceuticals, Inc.*	8,991	78,222
Mylan, Inc.	7,092	82,267
Valeant Pharmaceuticals International*	6,101	78,276
ViroPharma, Inc.*	8,981	80,290
Watson Pharmaceuticals, Inc.*	2,851	83,591
Total Pharmaceuticals		652,660
Total Investments—99.8% (Cost $2,404,084)		$1,837,807
Other assets less liabilities—0.2%		3,866
Net Assets—100.0%		$1,841,673

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,364,777	74.1%
Belgium	162,974	8.9
Netherlands	87,436	4.8
France	81,466	4.4
Denmark	79,873	4.3
Switzerland	61,281	3.3
Total Investments	1,837,807	99.8
Other assets less liabilities	3,866	0.2
Net Assets	$1,841,673	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.5%
BIOTECHNOLOGY—62.5%
Alkermes, Inc.*	6,764	$80,356
Altus Pharmaceuticals, Inc.*	15,163	68,992
Amicus Therapeutics, Inc.*	7,690	82,283
Amylin Pharmaceuticals, Inc.*	2,930	85,585
Arena Pharmaceuticals, Inc.*	11,919	81,526
Combinatorx, Inc.*	16,279	56,000
Incyte Corp.*	8,113	85,268
Ligand Pharmaceuticals, Inc., Class B	19,089	76,356
Mannkind Corp.*	14,834	88,560
NPS Pharmaceuticals, Inc.*	19,138	74,638
Orexigen Therapeutics, Inc.*	6,957	71,657
Tercica, Inc.*	13,928	79,807
Transition Therapeutics, Inc. (Canada)*	6,964	77,300
XOMA Ltd. (Bermuda)*	28,816	74,633
Total Biotechnology		1,082,961
PHARMACEUTICALS—37.0%
Biodel, Inc.*	7,529	81,690
Dr. Reddy's Laboratories Ltd. ADR (India)	5,542	80,248
GW Pharmaceuticals PLC (United Kingdom)*	40,283	59,446
Nastech Pharmaceutical Co., Inc.*	32,700	76,845
Repros Therapeutics, Inc.*	8,786	85,927
Sirtris Pharmaceuticals, Inc.*	7,403	96,166
SuperGen, Inc.*	32,004	80,330
Watson Pharmaceuticals, Inc.*	2,729	80,014
Total Pharmaceuticals		640,666
Total Investments—99.5% (Cost $2,029,573)		$1,723,627
Other assets less liabilities—0.5%		8,657
Net Assets—100.0%		$1,732,284

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,432,000	82.7%
India	80,248	4.6
Canada	77,300	4.5
Bermuda	74,633	4.3
United Kingdom	59,446	3.4
Total investments	1,723,627	99.5
Other assets less liabilities	8,657	0.5
Net Assets	$1,732,284	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.0%
BIOTECHNOLOGY—9.5%
Cephalon, Inc.*	1,565	$100,786
Millennium Pharmaceuticals, Inc.*	6,705	103,659
Total Biotechnology		204,445
CHEMICALS—4.5%
Solvay SA (Belgium)	751	96,176
PHARMACEUTICALS—85.0%
Adolor Corp.*	21,960	100,357
Alpharma, Inc., Class A*	3,468	90,896
APP Pharmaceuticals, Inc.*	8,492	102,583
Barr Pharmaceuticals, Inc.*	2,020	97,586
Biovail Corp. (Canada)	7,533	80,226
Caraco Pharmaceutical Laboratories Ltd.*	5,480	98,366
Dr. Reddy's Laboratories Ltd. ADR (India)	6,878	99,593
Elan Corp. PLC ADR (Ireland)*	4,695	97,938
Endo Pharmaceuticals Holdings, Inc.*	4,068	97,388
Forest Laboratories, Inc.*	2,447	97,904
H. Lundbeck A/S (Denmark)	4,188	105,006
Ipsen SA (France)	1,557	88,719
King Pharmaceuticals, Inc.*	10,678	92,899
Mylan, Inc.	8,423	97,707
Par Pharmaceutical Cos., Inc.*	5,833	101,436
Sepracor, Inc.*	5,179	101,094
Shire PLC ADR (United Kingdom)	1,583	91,751
Valeant Pharmaceuticals International*	7,246	92,966
Watson Pharmaceuticals, Inc.*	3,387	99,307
Total Pharmaceuticals		1,833,722
Total Investments—99.0% (Cost $2,331,152)		$2,134,343
Other assets less liabilities—1.0%		21,372
Net Assets—100.0%		$2,155,715

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,474,934	68.4%
Denmark	105,006	4.9
India	99,593	4.6
Ireland	97,938	4.5
Belgium	96,176	4.5
United Kingdom	91,751	4.3
France	88,719	4.1
Canada	80,226	3.7
Total investments	2,134,343	99.0
Other assets less liabilities	21,372	1.0
Net Assets	$2,155,715	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—23.6%
Isis Pharmaceuticals, Inc.*	5,108	$72,074
Opko Health, Inc.*	29,390	61,131
OSI Pharmaceuticals, Inc.*	1,880	70,293
QLT, Inc. (Canada)*	28,791	102,209
Regeneron Pharmaceuticals, Inc.*	4,201	80,617
Total Biotechnology		386,324
HEALTH CARE EQUIPMENT & SUPPLIES—27.9%
Advanced Medical Optics, Inc.*	3,577	72,613
Anika Therapeutics, Inc.*	8,155	69,154
Carl Zeiss Meditec AG (Germany)	4,871	78,650
Cooper (The) Cos., Inc.	2,284	78,638
Novadaq Technologies, Inc. (Canada)*	18,601	87,290
Shamir Optical Industry Ltd. (Israel)	9,921	70,538
Total Health Care Equipment & Supplies		456,883
HEALTH CARE PROVIDERS & SERVICES—16.9%
AmSurg Corp.*	2,998	70,993
LCA-Vision, Inc.	5,405	67,563
NovaMed, Inc.*	18,133	68,724
TLC Vision Corp. (Canada)*	61,336	70,536
Total Health Care Providers & Services		277,816
PHARMACEUTICALS—27.0%
Akorn, Inc.*	14,544	68,793
Allergan, Inc.	1,265	71,333
Hi-Tech Pharmacal Co., Inc.*	7,717	69,839
Inspire Pharmaceuticals, Inc.*	15,675	60,349
Ista Pharmaceuticals, Inc.*	53,437	103,133
King Pharmaceuticals, Inc.*	8,071	70,218
Total Pharmaceuticals		443,665
SPECIALTY RETAIL—4.4%
Fielmann AG (Germany)	1,173	72,377
Total Investments—99.8% (Cost $2,315,428)		$1,637,065
Other assets less liabilities—0.2%		4,067
Net Assets—100.0%		$1,641,132

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,155,465	70.4%
Canada	260,035	15.9
Germany	151,027	9.2
Israel	70,538	4.3
Total Investments	1,637,065	99.8
Other assets less liabilities	4,067	0.2
Net Assets	$1,641,132	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.3%
BIOTECHNOLOGY—9.7%
LifeCell Corp.*	5,210	$218,976
HEALTH CARE EQUIPMENT & SUPPLIES—87.9%
Align Technology, Inc.*	5,541	61,561
Alphatec Holdings, Inc.*	21,000	105,420
Anika Therapeutics, Inc.*	12,965	109,943
ArthroCare Corp.*	2,253	75,138
Atrion Corp.	788	78,753
CONMED Corp.*	3,600	92,304
Corin Group PLC (United Kingdom)	16,550	155,255
DENTSPLY International, Inc.	2,236	86,310
Exactech, Inc.*	5,742	144,641
Integra LifeSciences Holdings Corp.*	3,204	139,278
Kensey Nash Corp.*	2,776	80,365
Merit Medical Systems, Inc.*	8,453	133,811
Orthofix International NV (Netherlands Antilles)*	2,243	89,204
Orthovita, Inc.*	36,192	93,375
RTI Biologics, Inc.*	13,829	130,684
Smith & Nephew PLC ADR (United Kingdom)	1,669	110,137
Symmetry Medical, Inc.*	5,921	98,289
Wright Medical Group, Inc.*	3,287	79,348
Young Innovations, Inc.	3,017	52,254
Zimmer Holdings, Inc.*	972	75,680
Total Health Care Equipment & Supplies		1,991,750
PHARMACEUTICALS—1.7%
BioMimetic Therapeutics, Inc.*	4,850	38,800
Total Investments—99.3% (Cost $2,496,863)		$2,249,526
Other assets less liabilities—0.7%		15,329
Net Assets—100.0%		$2,264,855

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,894,930	83.7%
United Kingdom	265,392	11.7
Netherlands Antilles	89,204	3.9
Total Investments	2,249,526	99.3
Other assets less liabilities	15,329	0.7
Net Assets	$2,264,855	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—97.4%
HEALTH CARE PROVIDERS & SERVICES—97.4%
Apria Healthcare Group, Inc.*	7,445	$147,039
Brookdale Senior Living, Inc.	7,851	187,639
Chemed Corp.	3,934	166,015
Community Health Systems, Inc.*	3,692	123,940
Coventry Health Care, Inc.*	4,727	190,734
DaVita, Inc.*	6,195	295,873
Emeritus Corp.*	6,661	138,948
Express Scripts, Inc.*	3,052	196,305
Health Management Associates, Inc., Class A*	40,571	214,621
Health Net, Inc.*	8,372	257,858
HEALTHSOUTH Corp.*	14,103	250,892
Healthways, Inc.*	3,651	129,026
Humana, Inc.*	3,730	167,328
Kindred Healthcare, Inc.*	8,939	195,496
LifePoint Hospitals, Inc.*	6,866	188,609
Lincare Holdings, Inc.*	4,280	120,311
Magellan Health Services, Inc.*	3,347	132,842
Pediatrix Medical Group, Inc.*	4,661	314,151
Psychiatric Solutions, Inc.*	5,853	198,534
Sunrise Senior Living, Inc.*	4,253	94,757
Tenet Healthcare Corp.*	62,263	352,409
Universal Health Services, Inc., Class B	2,429	130,413
Total Health Care Providers & Services		4,193,740
Total Investments—97.4% (Cost $5,030,825)		$4,193,740
Other assets less liabilities—2.6%		112,212
Net Assets—100.0%		$4,305,952

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$4,193,740	97.4%
Total Investments	4,193,740	97.4
Other assets less liabilities	112,212	2.6
Net Assets	$4,305,952	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.9%
BIOTECHNOLOGY—32.3%
Actelion Ltd. (Switzerland)*	3,250	$177,936
Alnylam Pharmaceuticals, Inc.*	7,197	175,607
Encysive Pharmaceuticals, Inc.*	78,792	185,161
InterMune, Inc.*	13,659	199,149
Medarex, Inc.*	22,058	195,213
Theravance, Inc.*	17,366	182,864
United Therapeutics Corp.*	2,289	198,456
Total Biotechnology		1,314,386
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
ResMed, Inc.*	4,307	181,669
LIFE SCIENCES TOOLS & SERVICES—4.8%
Nektar Therapeutics*	28,018	194,445
PHARMACEUTICALS—58.3%
Discovery Laboratories, Inc.*	84,315	198,139
Dr. Reddy's Laboratories Ltd. ADR (India)	13,296	192,526
Hi-Tech Pharmacal Co., Inc.*	19,741	178,656
Inspire Pharmaceuticals, Inc.*	40,096	154,370
King Pharmaceuticals, Inc.*	20,645	179,612
K-V Pharmaceutical Co., Class A*	7,149	178,439
Matrixx Initiatives, Inc.*	12,110	177,290
Pharmaxis Ltd. ADR (Australia)*	5,820	176,055
Sepracor, Inc.*	10,013	195,454
SkyePharma PLC (United Kingdom)*	714,586	195,283
UCB SA (Belgium)	4,378	152,652
Vectura Group PLC (United Kingdom)*	215,237	195,711
Watson Pharmaceuticals, Inc.*	6,547	191,958
Total Pharmaceuticals		2,366,145
Total Investments—99.9% (Cost $4,583,193)		$4,056,645
Other assets less liabilities—0.1%		4,093
Net Assets—100.0%		$4,060,738

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$2,966,482	73.1%
United Kingdom	390,994	9.6
India	192,526	4.7
Switzerland	177,936	4.4
Australia	176,055	4.3
Belgium	152,652	3.8
Total Investments	4,056,645	99.9
Other assets less liabilities	4,093	0.1
Net Assets	$4,060,738	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

March 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.5%
BIOTECHNOLOGY—30.4%
Actelion Ltd. (Switzerland)*	1,463	$80,098
Alexion Pharmaceuticals, Inc.*	892	52,896
Alkermes, Inc.*	4,512	53,603
Alnylam Pharmaceuticals, Inc.*	3,729	90,987
Amylin Pharmaceuticals, Inc.*	1,718	50,183
Array BioPharma, Inc.*	5,996	42,032
Basilea Pharmaceutical AG (Switzerland)*	333	48,820
Cephalon, Inc.*	880	56,672
Dendreon Corp.*	9,055	43,645
Genmab A/S (Denmark)*	1,043	53,189
Geron Corp.*	10,195	49,752
GTx, Inc.*	4,384	70,494
Human Genome Sciences, Inc.*	6,357	37,443
ImClone Systems, Inc.*	1,616	68,551
Isis Pharmaceuticals, Inc.*	5,355	75,558
LifeCell Corp.*	1,482	62,288
Medarex, Inc.*	6,463	57,198
Millennium Pharmaceuticals, Inc.*	4,378	67,684
Onyx Pharmaceuticals, Inc.*	1,178	34,197
OSI Pharmaceuticals, Inc.*	1,396	52,196
PDL BioPharma, Inc.*	3,722	39,416
Progenics Pharmaceuticals, Inc.*	3,345	21,843
Regeneron Pharmaceuticals, Inc.*	3,082	59,144
Theravance, Inc.*	2,937	30,927
United Therapeutics Corp.*	646	56,008
Vertex Pharmaceuticals, Inc.*	2,671	63,810
Total Biotechnology		1,418,634
CHEMICALS—2.9%
Sigma-Aldrich Corp.	1,252	74,682
Solvay SA (Belgium)	477	61,086
Total Chemicals		135,768
HEALTH CARE EQUIPMENT & SUPPLIES—24.1%
Advanced Medical Optics, Inc.*	2,626	53,308
Align Technology, Inc.*	3,735	41,496
ArthroCare Corp.*	1,296	43,222
Beckman Coulter, Inc.	928	59,902
Boston Scientific Corp.*	5,554	71,480
C.R. Bard, Inc.	795	76,638
Cooper (The) Cos., Inc.	1,715	59,047
DENTSPLY International, Inc.	1,458	56,279
Edwards Lifesciences Corp.*	1,355	60,365
Hologic, Inc.*	1,018	56,601
Hospira, Inc.*	1,506	64,412
Intuitive Surgical, Inc.*	204	66,167
Inverness Medical Innovations, Inc.*	1,186	35,699
Mentor Corp.	1,780	45,782
ResMed, Inc.*	1,402	59,136
Smith & Nephew PLC ADR (United Kingdom)	1,079	71,203
St. Jude Medical, Inc.*	1,576	68,067
Varian Medical Systems, Inc.*	1,294	60,611
Zimmer Holdings, Inc.*	984	76,614
Total Health Care Equipment & Supplies		1,126,029

	Shares	Market Value
HEALTH CARE PROVIDERS & SERVICES—7.0%
DaVita, Inc.*	1,193	$56,978
Express Scripts, Inc.*	939	60,396
Fresenius Medical Care AG & Co. ADR (Germany)	1,252	63,186
Health Net, Inc.*	1,357	41,796
Humana, Inc.*	879	39,432
Laboratory Corp. of America Holdings*	890	65,575
Total Health Care Providers & Services		327,363
LIFE SCIENCES TOOLS & SERVICES—3.7%
Applera Corp. - Applied Biosystems Group	1,990	65,392
Invitrogen Corp.*	706	60,342
Waters Corp.*	829	46,175
Total Life Sciences Tools & Services		171,909
MACHINERY—1.2%
Pall Corp.	1,633	57,269
PHARMACEUTICALS—28.8%
Allergan, Inc.	1,021	57,574
APP Pharmaceuticals, Inc.*	6,315	76,286
Barr Pharmaceuticals, Inc.*	1,237	59,759
Biovail Corp. (Canada)	4,577	48,745
Dr. Reddy's Laboratories Ltd. ADR (India)	3,704	53,634
Elan Corp. PLC ADR (Ireland)*	2,941	61,349
Endo Pharmaceuticals Holdings, Inc.*	2,447	58,581
Forest Laboratories, Inc.*	1,841	73,658
H. Lundbeck A/S (Denmark)	2,273	56,991
Ipsen SA (France)	1,165	66,382
King Pharmaceuticals, Inc.*	6,488	56,446
K-V Pharmaceutical Co., Class A*	2,610	65,146
Medicis Pharmaceutical Corp., Class A	2,575	50,702
Mylan, Inc.	4,845	56,202
Perrigo Co.	2,036	76,819
Richter Gedeon Nyrt. (Hungary)	288	59,675
Sepracor, Inc.*	2,660	51,923
Shire PLC ADR (United Kingdom)	976	56,569
UCB SA (Belgium)	1,437	50,105
Valeant Pharmaceuticals International*	5,732	73,542
Warner Chilcott Ltd., Class A (Bermuda)*	3,725	67,050
Watson Pharmaceuticals, Inc.*	2,375	69,635
Total Pharmaceuticals		1,346,773
SPECIALTY RETAIL—1.4%
Fielmann AG (Germany)	1,025	63,245
Total Investments—99.5% (Cost $5,377,394)		$4,646,990
Other assets less liabilities—0.5%		23,149
Net Assets—100.0%		$4,670,139

ADR - American Depositary Receipt.

* Non-income producing security.

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND (Continued)

COUNTRY BREAKDOWN AS OF MARCH 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$3,685,663	78.9%
Switzerland	128,918	2.8
United Kingdom	127,772	2.7
Germany	126,431	2.7
Belgium	111,191	2.4
Denmark	110,180	2.4
Bermuda	67,050	1.4
France	66,382	1.4
Ireland	61,349	1.3
Hungary	59,675	1.3
India	53,634	1.2
Canada	48,745	1.0
Total Investments	4,646,990	99.5
Other assets less liabilities	23,149	0.5
Net Assets	$4,670,139	100.0%

See Notes to Financial Statements.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2008 (Unaudited)

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,053,865	$8,445,837	$4,666,347	$2,139,105	$2,065,317
Foreign currency at value	—	244,489	—	1,597	38,221
Cash	1,084	18,261	—	—	17,241
Receivables:
Investment securities sold	62,318	—	69,596	35,029	8,026
Dividends	962	7,410	—	3,304	1,698
Foreign tax reclaims	—	182	—	237	—
From investment advisor	61,742	66,382	159,590	61,561	60,022
From investment sub-advisor	—	—	—	—	—
Net unrealized appreciation on foreign currency contracts	435	—	—	—	—
Total Assets	2,180,406	8,782,561	4,895,533	2,240,833	2,190,525
LIABILITIES:
Due to custodian	54,110	—	228,390	46,795	—
Payables:
Investment securities purchased	—	167,140	—	—	46,604
Investment advisory fees	13,056	28,729	31,224	12,688	12,885
Accrued expenses and other liabilities	37,261	30,803	32,579	38,429	39,972
Total Liabilities	104,427	226,672	292,193	97,912	99,461
NET ASSETS	$2,075,979	$8,555,889	$4,603,340	$2,142,921	$2,091,064
NET ASSETS CONSIST OF:
Paid-in capital	$2,506,454	$9,224,158	$5,021,985	$2,504,112	$2,524,948
Undistributed net investment loss	(8,307)	(18,657)	(16,187)	(2,341)	(5,496)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(143,156)	40,371	(70,771)	(68,492)	61,390
Net unrealized depreciation on investments and foreign currency transactions	(279,012)	(689,983)	(331,687)	(290,358)	(489,778)
Net Assets	$2,075,979	$8,555,889	$4,603,340	$2,142,921	$2,091,064
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$20.72	$28.50	$22.99	$21.39	$20.87
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	300,200	200,200	100,200	100,200
Investments at cost	$2,332,891	$9,137,140	$4,998,034	$2,429,491	$2,555,402
Foreign currency at cost	$(54,014)	$243,555	$—	$1,592	$38,195

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$29,110,362	$2,907,174	$5,862,468	$2,156,414	$2,123,928
Foreign currency at value	1,964	337	—	106,647	2,681
Cash	—	—	—	181	3,409
Receivables:
Investment securities sold	—	42,794	94,090	—	3,004
Dividends	3,599	—	380	—	—
Foreign tax reclaims	—	—	—	706	723
From investment advisor	399,347	163,243	180,256	59,962	69,525
From investment sub-advisor	—	31,019	—	—	—
Net unrealized appreciation on foreign currency contracts	—	—	—	—	—
Total Assets	29,515,272	3,144,567	6,137,194	2,323,910	2,203,270
LIABILITIES:
Due to custodian	196,879	46,907	8,782	—	—
Payables:
Investment securities purchased	—	30,126	94,415	108,354	3,000
Investment advisory fees	209,522	29,571	50,213	17,478	16,419
Accrued expenses and other liabilities	101,796	39,014	31,279	39,196	43,367
Total Liabilities	508,197	145,618	184,689	165,028	62,786
NET ASSETS	$29,007,075	$2,998,949	$5,952,505	$2,158,882	$2,140,484
NET ASSETS CONSIST OF:
Paid-in capital	$31,239,326	$5,500,841	$5,216,861	$2,534,245	$2,493,781
Undistributed net investment loss	(117,676)	(17,945)	(22,900)	(11,231)	(4,064)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	1,540,035	(1,131,582)	1,151,228	(7,123)	(29,748)
Net unrealized depreciation on investments and foreign currency transactions	(3,654,610)	(1,352,365)	(392,684)	(357,009)	(319,485)
Net Assets	$29,007,075	$2,998,949	$5,952,505	$2,158,882	$2,140,484
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$29.00	$14.98	$29.73	$21.55	$21.36
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	1,000,200	200,200	200,200	100,200	100,200
Investments at cost	$32,765,357	$4,259,698	$6,255,152	$2,513,674	$2,443,608
Foreign currency at cost	$1,580	$179	$—	$105,902	$2,572

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2008 (Unaudited)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$1,807,317	$1,837,807	$1,723,627	$2,134,343	$1,637,065
Foreign currency at value	2,485	5,527	5,300	1,801	542
Cash	3,788	384	—	5,868	—
Receivables:
Investment securities sold	—	—	77,144	—	31,861
Dividends	2,125	—	—	2,691	—
Foreign tax reclaims	267	144	289	424	634
From investment advisor	62,097	57,188	58,568	60,724	62,077
Total Assets	1,878,079	1,901,050	1,864,928	2,205,851	1,732,179
LIABILITIES:
Due to custodian	—	—	67,986	—	30,078
Payables:
Investment securities purchased	—	8,936	17,280	—	10,500
Investment advisory fees	12,864	11,641	12,112	12,617	12,229
Accrued expenses and other liabilities	37,605	38,800	35,266	37,519	38,240
Total Liabilities	50,469	59,377	132,644	50,136	91,047
NET ASSETS	$1,827,610	$1,841,673	$1,732,284	$2,155,715	$1,641,132
NET ASSETS CONSIST OF:
Paid-in capital	$2,526,347	$2,521,850	$2,482,573	$2,507,390	$2,521,868
Undistributed net investment loss	(5,255)	(6,581)	(7,466)	(3,565)	(1,803)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(309,968)	(107,523)	(436,835)	(151,535)	(200,682)
Net unrealized depreciation on investments and foreign currency transactions	(383,514)	(566,073)	(305,988)	(196,575)	(678,251)
Net Assets	$1,827,610	$1,841,673	$1,732,284	$2,155,715	$1,641,132
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$18.24	$18.38	$17.29	$21.51	$16.38
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	100,200	100,200	100,200	100,200
Investments at cost	$2,190,879	$2,404,084	$2,029,573	$2,331,152	$2,315,428
Foreign currency at cost	$2,464	$5,306	$5,279	$1,625	$477

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,249,526	$4,193,740	$4,056,645	$4,646,990
Foreign currency at value	1,121	1,226	—	1,440
Cash	62,266	5,613	477	6,259
Receivables:
Investment securities sold	27,414	—	—	5,019
Dividends	101	1,963	—	2,258
Foreign tax reclaims	—	—	—	85
From investment advisor	81,872	169,849	63,250	73,197
Total Assets	2,422,300	4,372,391	4,120,372	4,735,248
LIABILITIES:
Due to custodian	—	—	6,828	—
Payables:
Investment securities purchased	100,349	—	—	5,000
Investment advisory fees	13,637	34,451	17,233	24,662
Accrued expenses and other liabilities	43,459	31,988	35,573	35,447
Total Liabilities	157,445	66,439	59,634	65,109
NET ASSETS	$2,264,855	$4,305,952	$4,060,738	$4,670,139
NET ASSETS CONSIST OF:
Paid-in capital	$2,520,941	$5,097,898	$4,672,098	$5,303,895
Undistributed net investment loss	(14,944)	(15,009)	(47,400)	(14,062)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	6,173	60,144	(37,409)	110,597
Net unrealized depreciation on investments and foreign currency transactions	(247,315)	(837,081)	(526,551)	(730,291)
Net Assets	$2,264,855	$4,305,952	$4,060,738	$4,670,139
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$22.60	$21.51	$20.28	$23.33
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	200,200	200,200	200,200
Investments at cost	$2,496,863	$5,030,825	$4,583,193	$5,377,394
Foreign currency at cost	$1,099	$1,222	$(6,825)	$1,352

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2008 (Unaudited)

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Dividends	$870	$5,750	$2,906	$7,426	$3,560
Foreign withholding taxes	(73)	(476)	—	(1,029)	(43)
Total investment income	797	5,274	2,906	6,397	3,517
EXPENSES:
Professional fees	15,326	17,586	24,878	15,297	15,643
Listing fees	9,894	9,894	6,107	9,894	9,496
Advisory fees	8,609	23,492	18,652	8,271	8,257
Compliance	4,848	6,317	12,113	5,286	4,358
Printing	3,870	3,875	3,295	3,870	4,423
Directors	3,247	4,743	18,113	3,212	3,101
Other expenses	4,083	4,089	4,214	4,082	4,102
Total expenses	49,877	69,996	87,372	49,912	49,380
Less fees waived:
Advisory	(8,609)	(23,492)	(18,652)	(8,271)	(8,257)
Other fees assumed by the Advisor	(32,220)	(22,573)	(49,627)	(32,930)	(32,452)
Net expenses	9,048	23,931	19,093	8,711	8,671
NET INVESTMENT LOSS	(8,251)	(18,657)	(16,187)	(2,314)	(5,154)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(124,863)	46,799	(60,441)	61,338	65,017
In-kind redemptions	—	—	—	—	—
Foreign currency transactions	(1,382)	(3,250)	—	(702)	(1,318)
Net realized gain/(loss)	(126,245)	43,549	(60,441)	60,636	63,699
Net change in unrealized appreciation/ (depreciation) on:
Investments	(101,361)	(1,150,855)	(517,918)	(246,365)	(358,783)
Foreign currency transactions	(67)	1,281	—	18	195
Net change in unrealized depreciation	(101,428)	(1,149,574)	(517,918)	(246,347)	(358,588)
Net realized and unrealized loss	(227,673)	(1,106,025)	(578,359)	(185,711)	(294,889)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(235,924)	$(1,124,682)	$(594,546)	$(188,025)	$(300,043)

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Dividends	$64,629	$—	$13,654	$654	$8,538
Foreign withholding taxes	—	—	—	(285)	(808)
Total investment income	64,629	—	13,654	369	7,730
EXPENSES:
Professional fees	124,764	27,932	38,230	16,482	16,918
Listing fees	6,106	6,106	6,106	9,597	9,260
Advisory fees	181,408	17,498	36,114	11,186	10,682
Compliance	83,102	15,630	17,725	4,714	3,733
Printing	17,524	3,464	4,689	4,289	4,839
Directors	116,994	19,837	25,711	3,654	2,225
Other expenses	5,322	4,396	4,209	4,079	5,783
Total expenses	535,220	94,863	132,784	54,001	53,440
Less fees waived:
Advisory	(181,408)	(17,498)	(36,114)	(11,186)	(10,682)
Other fees assumed by the Advisor	(171,964)	(59,420)	(60,117)	(31,215)	(31,660)
Net expenses	181,848	17,945	36,553	11,600	11,098
NET INVESTMENT LOSS	(117,219)	(17,945)	(22,899)	(11,231)	(3,368)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	857,874	(644,323)	(326,913)	(9,124)	(30,205)
In-kind redemptions	1,088,098	(177,864)	1,511,517	—	—
Foreign currency transactions	—	—	—	2,046	2,168
Net realized gain/(loss)	1,945,972	(822,187)	1,184,604	(7,078)	(28,037)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(7,399,969)	(834,473)	(1,266,608)	(413,139)	(213,830)
Foreign currency transactions	212	(7)	—	769	125
Net change in unrealized depreciation	(7,399,757)	(834,480)	(1,266,608)	(412,370)	(213,705)
Net realized and unrealized loss	(5,453,785)	(1,656,667)	(82,004)	(419,448)	(241,742)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,571,004)	$(1,674,612)	$(104,903)	$(430,679)	$(245,110)

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)

For the Six Months Ended March 31, 2008 (Unaudited)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Dividends	$3,584	$1,297	$1,015	$6,174	$8,160
Foreign withholding taxes	(264)	(200)	(152)	(996)	(936)
Total investment income	3,320	1,097	863	5,178	7,224
EXPENSES:
Professional fees	15,592	14,922	15,378	14,872	15,438
Listing fees	9,894	9,597	8,328	9,894	9,894
Advisory fees	8,135	7,263	7,662	8,304	7,670
Compliance	4,835	3,963	4,650	4,484	5,285
Printing	3,870	4,289	3,870	3,870	3,870
Directors	3,360	2,608	3,091	3,053	3,258
Other expenses	4,083	4,082	3,251	4,080	4,102
Total expenses	49,769	46,724	46,230	48,557	49,517
Less fees waived:
Advisory	(8,135)	(7,263)	(7,662)	(8,304)	(7,670)
Other fees assumed by the Advisor	(33,059)	(31,783)	(30,467)	(31,510)	(33,738)
Net expenses	8,575	7,678	8,101	8,743	8,109
NET INVESTMENT LOSS	(5,255)	(6,581)	(7,238)	(3,565)	(885)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(299,968)	(107,772)	(387,884)	(134,505)	(185,684)
In-kind redemptions	—	—	—	—	—
Foreign currency transactions	(285)	1,160	3,372	387	2,047
Net realized gain/(loss)	(300,253)	(106,612)	(384,512)	(134,118)	(183,637)
Net change in unrealized appreciation/(depreciation) on:
Investments	(282,725)	(205,786)	(249,030)	122,105	(553,125)
Foreign currency transactions	(93)	174	(74)	62	(490)
Net change in unrealized appreciation/(depreciation)	(282,818)	(205,612)	(249,104)	122,167	(553,615)
Net realized and unrealized loss	(583,071)	(312,224)	(633,616)	(11,951)	(737,252)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(588,326)	$(318,805)	$(640,854)	$(15,516)	$(738,137)

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Dividends	$1,114	$5,308	$—	$7,544
Foreign withholding taxes	—	—	—	(742)
Total investment income	1,114	5,308	—	6,802
EXPENSES:
Professional fees	18,246	30,938	16,056	25,760
Listing fees	11,423	6,106	9,894	9,894
Advisory fees	9,466	19,877	12,284	19,535
Compliance	3,667	15,180	5,239	8,493
Printing	5,263	3,217	3,870	4,146
Directors	4,423	19,527	3,581	8,192
Other expenses	5,292	4,421	4,107	4,084
Total expenses	57,780	99,266	55,031	80,104
Less fees waived:
Advisory	(9,466)	(19,877)	(12,284)	(19,535)
Other fees assumed by the Advisor	(38,432)	(59,072)	(29,999)	(40,595)
Net expenses	9,882	20,317	12,748	19,974
NET INVESTMENT LOSS	(8,768)	(15,009)	(12,748)	(13,172)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	5,905	(15,085)	(33,621)	140,500
In-kind redemptions	—	93,691	—	—
Foreign currency transactions	370	3,670	867	639
Net realized gain/(loss)	6,275	82,276	(32,754)	141,139
Net change in unrealized appreciation/(depreciation) on:
Investments	(369,474)	(752,070)	(468,100)	(906,221)
Foreign currency transactions	21	(196)	(220)	244
Net change in unrealized appreciation/(depreciation)	(369,453)	(752,266)	(468,320)	(905,977)
Net realized and unrealized loss	(363,178)	(669,990)	(501,074)	(764,838)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(371,946)	$(684,999)	$(513,822)	$(778,010)

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND		HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND		HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(8,251)	$11,362	$(18,657)	$(10,788)	$(16,187)	$(26,275)
Net realized gain/(loss) on investments and foreign currency transactions	(126,245)	(16,967)	43,549	8,117	(60,441)	282,311
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(101,428)	(177,584)	(1,149,574)	459,591	(517,918)	186,231
Net increase/(decrease) in net assets resulting from operations	(235,924)	(183,189)	(1,124,682)	456,920	(594,546)	442,267
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,362)	—	—	—	—	—
Net realized gains	—	—	(507)	—	(173,195)	—
Total distributions to shareholders	(11,362)	—	(507)	—	(173,195)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,506,454	6,702,223	2,521,935	—	7,480,733
Value of shares repurchased	—	—	—	—	—	(2,551,919)
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,506,454	6,702,223	2,521,935	—	4,928,814
Net increase/(decrease) in net assets	(247,286)	2,323,265	5,577,034	2,978,855	(767,741)	5,371,081
NET ASSETS:
Beginning of Period	2,323,265	—	2,978,855	—	5,371,081	—
End of Period	$2,075,979	$2,323,265	$8,555,889	$2,978,855	$4,603,340	$5,371,081
Undistributed net investment income/ (loss) at end of period	$(8,307)	$11,306	$(18,657)	$—	$(16,187)	$—
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—	200,200	—
Shares sold	—	100,200	200,000	100,200	—	300,200
Shares repurchased	—	—	—	—	—	(100,000)
Shares outstanding, end of period	100,200	100,200	300,200	100,200	200,200	200,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND		HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 18, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(2,314)	$(2,478)	$(5,154)	$(5,617)
Net realized gain/(loss) on investments and foreign currency transactions	60,636	(129,135)	63,699	5,159
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(246,347)	(44,011)	(358,588)	(131,190)
Net increase/(decrease) in net assets resulting from operations	(188,025)	(175,624)	(300,043)	(131,648)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	—	—	(2,193)	—
Total distributions to shareholders	—	—	(2,193)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,506,570	—	2,524,948
Value of shares repurchased	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,506,570	—	2,524,948
Net increase/(decrease) in net assets	(188,025)	2,330,946	(302,236)	2,393,300
NET ASSETS:
Beginning of Period	2,330,946	—	2,393,300	—
End of Period	$2,142,921	$2,330,946	$2,091,064	$2,393,300
Undistributed net investment income/ (loss) at end of period	$(2,341)	$(27)	$(5,496)	$(342)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,200	100,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND		HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND		HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(117,219)	$(37,239)	$(17,945)	$(34,213)	$(22,899)	$172,965
Net realized gain/(loss) on investments and foreign currency transactions	1,945,972	371,008	(822,187)	(308,945)	1,184,604	421,069
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(7,399,757)	3,745,147	(834,480)	(517,885)	(1,266,608)	873,924
Net increase/(decrease) in net assets resulting from operations	(5,571,004)	4,078,916	(1,674,612)	(861,043)	(104,903)	1,467,958
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(172,966)	—
Net realized gains	(740,163)	—	—	—	(139,290)	—
Total distributions to shareholders	(740,163)	—	—	—	(312,256)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,286,478	28,586,602	—	7,283,100	5,961,122	10,716,475
Value of shares repurchased	(17,633,754)	—	(1,748,496)	—	(8,977,904)	(2,797,987)
Net increase/(decrease) in net assets resulting from shareholder transactions	2,652,724	28,586,602	(1,748,496)	7,283,100	(3,016,782)	7,918,488
Net increase/(decrease) in net assets	(3,658,443)	32,665,518	(3,423,108)	6,422,057	(3,433,941)	9,386,446
NET ASSETS:
Beginning of Period	32,665,518	—	6,422,057	—	9,386,446	—
End of Period	$29,007,075	$32,665,518	$2,998,949	$6,422,057	$5,952,505	$9,386,446
Undistributed net investment income/ (loss) at end of period	$(117,676)	$(457)	$(17,945)	$—	$(22,900)	$172,965
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000,200	—	300,200	—	300,200	—
Shares sold	600,000	1,000,200	—	300,200	200,000	400,200
Shares repurchased	(600,000)	—	(100,000)	—	(300,000)	(100,000)
Shares outstanding, end of period	1,000,200	1,000,200	200,200	300,200	200,200	300,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND		HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 3, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period June 1, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(11,231)	$(3,285)	$(3,368)	$(3,415)
Net realized gain/(loss) on investments and foreign currency transactions	(7,078)	81,955	(28,037)	(1,279)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(412,370)	55,361	(213,705)	(105,780)
Net increase/(decrease) in net assets resulting from operations	(430,679)	134,031	(245,110)	(110,474)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	(78,715)	—	(1,128)	—
Total distributions to shareholders	(78,715)	—	(1,128)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,534,245	—	2,497,196
Value of shares repurchased	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,534,245	—	2,497,196
Net increase/(decrease) in net assets	(509,394)	2,668,276	(246,238)	2,386,722
NET ASSETS:
Beginning of Period	2,668,276	—	2,386,722	—
End of Period	$2,158,882	$2,668,276	$2,140,484	$2,386,722
Undistributed net investment income/ (loss) at end of period	$(11,231)	$—	$(4,064)	$(696)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,200	100,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND		HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND		HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 3, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(5,255)	$9,996	$(6,581)	$(9,298)	$(7,238)	$7,462
Net realized gain/(loss) on investments and foreign currency transactions	(300,253)	7,891	(106,612)	45,083	(384,512)	(52,551)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(282,818)	(100,696)	(205,612)	(360,461)	(249,104)	(56,884)
Net increase/(decrease) in net assets resulting from operations	(588,326)	(82,809)	(318,805)	(324,676)	(640,854)	(101,973)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,175)	—	—	—	(7,462)	—
Net realized gains	(17,427)	—	(36,696)	—	—	—
Total distributions to shareholders	(27,602)	—	(36,696)	—	(7,462)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,526,347	—	2,521,850	—	2,482,573
Value of shares repurchased	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,526,347	—	2,521,850	—	2,482,573
Net increase/(decrease) in net assets	(615,928)	2,443,538	(355,501)	2,197,174	(648,316)	2,380,600
NET ASSETS:
Beginning of Period	2,443,538	—	2,197,174	—	2,380,600	—
End of Period	$1,827,610	$2,443,538	$1,841,673	$2,197,174	$1,732,284	$2,380,600
Undistributed net investment income/ (loss) at end of period	$(5,255)	$10,175	$(6,581)	$—	$(7,466)	$7,234
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200	—	100,200
Shares repurchased	—	—	—	—	—	—
Shares outstanding, end of period	100,200	100,200	100,200	100,200	100,200	100,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND		HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(3,565)	$(450)	$(885)	$(789)
Net realized gain/(loss) on investments and foreign currency transactions	(134,118)	(662)	(183,637)	(9,788)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	122,167	(318,742)	(553,615)	(124,636)
Net increase/(decrease) in net assets resulting from operations	(15,516)	(319,854)	(738,137)	(135,213)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	(16,305)	—	(8,175)	—
Total distributions to shareholders	(16,305)	—	(8,175)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,507,390	—	2,522,657
Value of shares repurchased	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,507,390	—	2,522,657
Net increase/(decrease) in net assets	(31,821)	2,187,536	(746,312)	2,387,444
NET ASSETS:
Beginning of Period	2,187,536	—	2,387,444	—
End of Period	$2,155,715	$2,187,536	$1,641,132	$2,387,444
Undistributed net investment income/ (loss) at end of period	$(3,565)	$—	$(1,803)	$(918)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,200	100,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND		HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period July 13, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(8,768)	$(4,203)	$(15,009)	$45,638
Net realized gain/(loss) on investments and foreign currency transactions	6,275	(102)	82,276	59,456
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(369,453)	122,138	(752,266)	(84,815)
Net increase/(decrease) in net assets resulting from operations	(371,946)	117,833	(684,999)	20,279
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,176)	—	(45,660)	—
Net realized gains	—	—	(81,566)	—
Total distributions to shareholders	(6,176)	—	(127,226)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,525,144	—	7,694,270
Value of shares repurchased	—	—	(2,596,372)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	—	2,525,144	(2,596,372)	7,694,270
Net increase/(decrease) in net assets	(378,122)	2,642,977	(3,408,597)	7,714,549
NET ASSETS:
Beginning of Period	2,642,977	—	7,714,549	—
End of Period	$2,264,855	$2,642,977	$4,305,952	$7,714,549
Undistributed net investment income/ (loss) at end of period	$(16,525)	$—	$(15,009)	$45,660
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	300,200	—
Shares sold	—	100,200	—	300,200
Shares repurchased	—	—	(100,000)	—
Shares outstanding, end of period	100,200	100,200	200,200	300,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND		HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(12,748)	$69,656	$(13,172)	$23,001
Net realized gain/(loss) on investments and foreign currency transactions	(32,754)	70,454	141,139	75,543
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(468,320)	(58,231)	(905,977)	175,686
Net increase/(decrease) in net assets resulting from operations	(513,822)	81,879	(778,010)	274,230
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,304)	—	(23,001)	—
Net realized gains	(72,113)	—	(106,975)	—
Total distributions to shareholders	(179,417)	—	(129,976)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,170,833	2,501,265	—	5,303,895
Value of shares repurchased	—	—	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	2,170,833	2,501,265	—	5,303,895
Net increase/(decrease) in net assets	1,477,594	2,583,144	(907,986)	5,578,125
NET ASSETS:
Beginning of Period	2,583,144	—	5,578,125	—
End of Period	$4,060,738	$2,583,144	$4,670,139	$5,578,125
Undistributed net investment income/ (loss) at end of period	$(47,400)	$72,652	$(14,062)	$22,111
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	200,200	—
Shares sold	100,000	100,200	—	200,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	200,200	100,200	200,200	200,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund For a Share outstanding throughout each period	For the Six Months Ended March 31, 2008 (Unaudited)		For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.19		$25.50
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.08)		0.11
Net realized and unrealized gain/(loss) on investments**	(2.28)		(2.42)
Total from investment operations	(2.36)		(2.31)
Distributions paid to shareholders from:
Net investment income	(0.11)		—
Total distributions	(0.11)		—
Net Asset Value, end of period	$20.72		$23.19
Total Return***	(10.27)%		(9.06)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,076		$2,323
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%		0.79%
Expenses, prior to expense reimbursements+	4.34%		4.85%
Net investment income/(loss)+	(0.72)%		0.81%
Portfolio turnover rate++	52%		14%
HealthSharesTM Cancer Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)		For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$29.73		$25.46
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.09)		(0.11)
Net realized and unrealized gain/(loss) on investments**	(1.14)		4.38
Total from investment operations	(1.23)		4.27
Distributions paid to shareholders from:
Net realized capital gains	(0.00	)(a)	—
Total distributions	—		—
Net Asset Value, end of period	$28.50		$29.73
Total Return***	(4.13)%		16.77%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$8,556		$2,979
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%		0.78%
Expenses, prior to expense reimbursements+	2.23%		4.54%
Net investment income/(loss)+	(0.60)%		(0.70)%
Portfolio turnover rate++	57%		50%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

  (a)  Amount distributed was $0.002 per share.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Cardio Devices Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$26.83	$25.24
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments**	(2.89)	1.69
Total from investment operations	(2.97)	1.59
Distributions paid to shareholders from:
Net realized capital gains	(0.87)	—
Total distributions	(0.87)	—
Net Asset Value, end of period	$22.99	$26.83
Total Return***	(11.31)%	6.30%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,603	$5,371
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.76%
Expenses, prior to expense reimbursements+	3.51%	3.75%
Net investment income/(loss)+	(0.65)%	(0.56)%
Portfolio turnover rate++	46%	8%
HealthSharesTM Cardiology Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.26	$24.99
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(1.85)	(1.70)
Total from investment operations	(1.87)	(1.73)
Net Asset Value, end of period	$21.39	$23.26
Total Return***	(8.04)%	(6.92)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,143	$2,331
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.53%	4.95%
Net investment income/(loss)+	(0.21)%	(0.18)%
Portfolio turnover rate++	46%	21%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 18, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.89	$25.38
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.05)	(0.06)
Net realized and unrealized gain/(loss) on investments**	(2.95)	(1.43)
Total from investment operations	(3.00)	(1.49)
Distributions paid to shareholders from:
Net realized capital gains	(0.02)	—
Total distributions	(0.02)	—
Net Asset Value, end of period	$20.87	$23.89
Total Return***	(12.55)%	(5.87)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,091	$2,393
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.49%	5.34%
Net investment income/(loss)+	(0.47)%	(0.50)%
Portfolio turnover rate++	45%	19%
HealthSharesTM Diagnostics Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$32.66	$25.29
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments**	(3.12)	7.46
Total from investment operations	(3.20)	7.37
Distributions paid to shareholders from:
Net realized capital gains	(0.46)	—
Total distributions	(0.46)	—
Net Asset Value, end of period	$29.00	$32.66
Total Return***	(9.88)%	29.10%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$29,007	$32,666
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%	0.76%
Expenses, prior to expense reimbursements+	2.21%	3.23%
Net investment income/(loss)+	(0.48)%	(0.55)%
Portfolio turnover rate++	43%	35%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Emerging Cancer Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$21.39	$24.65
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.07)	(0.12)
Net realized and unrealized gain/(loss) on investments**	(6.34)	(3.14)
Total from investment operations	(6.41)	(3.26)
Net Asset Value, end of period	$14.98	$21.39
Total Return***	(29.97)%	(13.23)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,999	$6,422
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.76%
Expenses, prior to expense reimbursements+	4.07%	3.86%
Net investment income/(loss)+	(0.77)%	(0.76)%
Portfolio turnover rate++	49%	63%
HealthSharesTM Enabling Technologies Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$31.27	$25.55
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.08)	0.65
Net realized and unrealized gain/(loss) on investments**	(0.42)	5.07
Total from investment operations	(0.50)	5.72
Distributions paid to shareholders from:
Net investment income	(0.58)	—
Net realized capital gains	(0.46)	—
Total distributions	(1.04)	—
Net Asset Value, end of period	$29.73	$31.27
Total Return***	(1.67)%	22.39%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$5,953	$9,386
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%
Expenses, prior to expense reimbursements+	2.76%	3.63%
Net investment income/(loss)+	(0.48)%	3.43%
Portfolio turnover rate++	21%	18%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM European Drugs Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 3, 2007* through September 30, 2007
Net Asset Value, beginning of period	$26.63	$25.53
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.11)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(4.18)	1.13
Total from investment operations	(4.29)	1.10
Distributions paid to shareholders from:
Net realized capital gains	(0.79)	—
Total distributions	(0.79)	—
Net Asset Value, end of period	$21.55	$26.63
Total Return***	(16.31)%	4.31%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,159	$2,668
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.99%	0.99%
Expenses, prior to expense reimbursements+	4.59%	4.97%
Net investment income/(loss)+	(0.95)%	(0.25)%
Portfolio turnover rate++	21%	40%
HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period June 1, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.82	$25.06
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.03)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(2.42)	(1.21)
Total from investment operations	(2.45)	(1.24)
Distributions paid to shareholders from:
Net realized capital gains	(0.01)	—
Total distributions	(0.01)	—
Net Asset Value, end of period	$21.36	$23.82
Total Return***	(10.28)%	(4.95)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,140	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.99%	1.01%
Expenses, prior to expense reimbursements+	4.75%	6.88%
Net investment income/(loss)+	(0.30)%	(0.42)%
Portfolio turnover rate++	19%	6%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM GI/Gender Health Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$24.39	$25.69
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.05)	0.10
Net realized and unrealized gain/(loss) on investments**	(5.83)	(1.40)
Total from investment operations	(5.88)	(1.30)
Distributions paid to shareholders from:
Net investment income	(0.10)	—
Net realized capital gains	(0.17)	—
Total distributions	(0.27)	—
Net Asset Value, end of period	$18.24	$24.39
Total Return***	(24.29)%	(5.06)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,828	$2,444
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.59%	4.80%
Net investment income/(loss)+	(0.48)%	0.70%
Portfolio turnover rate++	47%	42%
HealthSharesTM Infectious Disease Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period April 3, 2007* through September 30, 2007
Net Asset Value, beginning of period	$21.93	$25.63
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.07)	(0.09)
Net realized and unrealized gain/(loss) on investments**	(3.11)	(3.61)
Total from investment operations	(3.18)	(3.70)
Distributions paid to shareholders from:
Net realized capital gains	(0.37)	—
Total distributions	(0.37)	—
Net Asset Value, end of period	$18.38	$21.93
Total Return***	(14.57)%	(14.44)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,842	$2,197
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.82%	4.98%
Net investment income/(loss)+	(0.68)%	(0.76)%
Portfolio turnover rate++	26%	15%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.76	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.07)	0.07
Net realized and unrealized gain/(loss) on investments**	(6.33)	(1.66)
Total from investment operations	(6.40)	(1.59)
Distributions paid to shareholders from:
Net investment income	(0.07)	—
Total distributions	(0.07)	—
Net Asset Value, end of period	$17.29	$23.76
Total Return***	(26.93)%	(6.27)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,732	$2,381
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.53%	4.92%
Net investment income/(loss)+	(0.71)%	0.54%
Portfolio turnover rate++	65%	52%
HealthSharesTM Neuroscience Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$21.83	$25.42
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.04)	(0.00	)(a)
Net realized and unrealized gain/(loss) on investments**	(0.12)	(3.59)
Total from investment operations	(0.16)	(3.59)
Distributions paid to shareholders from:
Net realized capital gains	(0.16)	—
Total distributions	(0.16)	—
Net Asset Value, end of period	$21.51	$21.83
Total Return***	(0.74)%	(14.12)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,156	$2,188
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.39%	5.00%
Net investment income/(loss)+	(0.32)%	(0.03)%
Portfolio turnover rate++	42%	47%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

  (a)  Amount represents less than $0.005.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Ophthalmology Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$23.83	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.01)	(0.01)
Net realized and unrealized gain/(loss) on investments**	(7.36)	(1.38)
Total from investment operations	(7.37)	(1.39)
Distributions paid to shareholders from:
Net realized capital gains	(0.08)	—
Total distributions	(0.08)	—
Net Asset Value, end of period	$16.38	$23.83
Total Return***	(30.96)%	(5.55)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,641	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.84%	4.86%
Net investment income/(loss)+	(0.09)%	(0.06)%
Portfolio turnover rate++	38%	49%
HealthSharesTM Orthopedic Repair Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period July 13, 2007* through September 30, 2007
Net Asset Value, beginning of period	$26.38	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.09)	(0.04)
Net realized and unrealized gain/(loss) on investments**	(3.63)	1.20
Total from investment operations	(3.72)	1.16
Distributions paid to shareholders from:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
Net Asset Value, end of period	$22.60	$26.38
Total Return***	(14.12)%	4.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,265	$2,643
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.83%
Expenses, prior to expense reimbursements+	4.58%	8.21%
Net investment income/(loss)+	(0.69)%	(0.76)%
Portfolio turnover rate++	30%	0%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Patient Care Services Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.70	$25.15
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.07)	0.16
Net realized and unrealized gain/(loss) on investments**	(3.48)	0.39
Total from investment operations	(3.55)	0.55
Distributions paid to shareholders from:
Net investment income	(0.23)	—
Net realized capital gains	(0.41)	—
Total distributions	(0.64)	—
Net Asset Value, end of period	$21.51	$25.70
Total Return***	(14.16)%	2.19%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,306	$7,715
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.76%
Expenses, prior to expense reimbursements+	3.74%	3.60%
Net investment income/(loss)+	(0.57)%	0.88%
Portfolio turnover rate++	16%	22%
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.78	$25.23
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.09)	0.70
Net realized and unrealized gain/(loss) on investments**	(3.62)	(0.15)
Total from investment operations	(3.71)	0.55
Distributions paid to shareholders from:
Net investment income	(1.07)	—
Net realized capital gains	(0.72)	—
Total distributions	(1.79)	—
Net Asset Value, end of period	$20.28	$25.78
Total Return***	(14.74)%	2.18%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,061	$2,583
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	3.36%	4.64%
Net investment income/(loss)+	(0.78)%	4.65%
Portfolio turnover rate++	39%	73%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Composite Exchange-Traded Fund	For the Six Months Ended March 31, 2008 (Unaudited)	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$27.86	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.07)	0.20
Net realized and unrealized gain/(loss) on investments**	(3.82)	2.31
Total from investment operations	(3.89)	2.51
Distributions paid to shareholders from:
Net investment income	(0.11)	—
Net realized capital gains	(0.53)	—
Total distributions	(0.64)	—
Net Asset Value, end of period	$23.33	$27.86
Total Return***	(14.19)%	9.90%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,670	$5,578
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.79%
Expenses, prior to expense reimbursements+	3.08%	4.64%
Net investment income/(loss)+	(0.51)%	1.53%
Portfolio turnover rate++	26%	78%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

HealthSharesTM, Inc. (the "Company") was organized as a Maryland Corporation on February 8, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of March 31, 2008, the following nineteen (19) series of exchange-traded funds ("ETF") (each a "Fund" and collectively the "Funds" or "HealthSharesTM Exchange-Traded Funds") were in operation and trading:

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	"Autoimmune-Inflammation ETF"

HealthSharesTM Cancer Exchange-Traded Fund	"Cancer ETF"

HealthSharesTM Cardio Devices Exchange-Traded Fund	"Cardio Devices ETF"

HealthSharesTM Cardiology Exchange-Traded Fund	"Cardiology ETF"

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	"Dermatology and Wound Care ETF"

HealthSharesTM Diagnostics Exchange-Traded Fund	"Diagnostics ETF"

HealthSharesTM Emerging Cancer Exchange-Traded Fund	"Emerging Cancer ETF"

HealthSharesTM Enabling Technologies Exchange-Traded Fund	"Enabling Technologies ETF"

HealthSharesTM European Drugs Exchange-Traded Fund	"European Drugs ETF"

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	"European Medical Products and Devices ETF"

HealthSharesTM GI/Gender Health Exchange-Traded Fund	"GI/Gender Health ETF"

HealthSharesTM Infectious Disease Exchange-Traded Fund	"Infectious Disease ETF"

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	"Metabolic-Endocrine Disorders ETF"

HealthSharesTM Neuroscience Exchange-Traded Fund	"Neuroscience ETF"

HealthSharesTM Ophthalmology Exchange-Traded Fund	"Ophthalmology ETF"

HealthSharesTM Orthopedic Repair Exchange-Traded Fund	"Orthopedic Repair ETF"

HealthSharesTM Patient Care Services Exchange-Traded Fund	"Patient Care Services ETF"

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	"Respiratory/Pulmonary ETF"

HealthSharesTM Composite Exchange-Traded Fund	"Composite ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as HealthSharesTM that are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. A minimum transaction fee of $500 per Creation Unit is charged to those persons creating or redeeming Creation Units. The investment objective of each Fund is to track the performance, before fees and expenses, of a particular benchmark index (the "Underlying Index"). The Advisor's parent company, XShares Group LLC ("XShares Group"), is the creator of each Underlying Index. Each of the Underlying Indexes seeks to measure performance of publicly-listed healthcare, life sciences and biotechnology companies involved in the research, clinical development and/or commercialization of therapeutic agents and medical devices for the treatment of certain diseases or medical conditions.

The underlying indexes for the HealthSharesTM Exchange-Traded Funds are:

Autoimmune-Inflammation ETF	Autoimmune-Inflammation Index

Cancer ETF	Cancer Index

Cardio Devices ETF	Cardio Devices Index

Cardiology ETF	Cardiology Index

Dermatology and Wound Care ETF	Dermatology and Wound Care Index

Diagnostics ETF	Diagnostics Index

Emerging Cancer ETF	Emerging Cancer Index

Enabling Technologies ETF	Enabling Technologies Index

European Drugs ETF	European Drugs Index

European Medical Products and Devices ETF	European Medical Products and Devices Index

GI/Gender Health ETF	GI/Gender Health Index

Infectious Disease ETF	Infectious Disease Index

Metabolic-Endocrine Disorders ETF	Metabolic-Endocrine Disorders Index

Neuroscience ETF	Neuroscience Index

Ophthalmology ETF	Ophthalmology Index

Orthopedic Repair ETF	Orthopedic Repair Index

Patient Care Services ETF	Patient Care Services Index

Respiratory/Pulmonary ETF	Respiratory/Pulmonary Index

Composite ETF	Composite Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation Securities are valued based on their last sale price on the exchange where the security is primarily traded. The net asset value per share ("NAV") of each Fund's shares is calculated each day as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00pm, Eastern Time. The NAV is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by the Pricing Committee according to the procedures adopted by BNY Investment Advisors (the "Sub-Advisor"). The Board of Directors delegated the performance of this function to the Sub-Advisor.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Expenses/Reimbursements  Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund licenses its underlying index and related trademark from the Advisor pursuant to a no-fee license. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

F.  Foreign Currency Transactions  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

G.  Dividends and Distributions to Shareholders  It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of September 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ Depreciation on Investments	Unrealized Appreciation/ Depreciation on Currency
Autoimmune-Inflammation ETF	$11,362	$(177,665)	$81
Cancer ETF	506	456,375	39
Cardio Devices ETF	173,196	175,900	—
Cardiology ETF	—	(46,816)	(17)
Dermatology and Wound Care ETF	1,949	(133,366)	(231)
Diagnostics ETF	404,063	3,675,138	172
Emerging Cancer ETF	—	(608,236)	165
Enabling Technologies ETF	312,256	840,547	—
European Drugs ETF	78,715	55,833	(517)
European Medical Products and Devices ETF	—	(105,851)	71
GI/Gender Health ETF	27,602	(110,551)	140
Infectious Disease ETF	36,696	(361,402)	30
Metabolic-Endocrine Disorders ETF	7,462	(67,080)	32
Neuroscience ETF	16,305	(336,331)	172
Ophthalmology ETF	—	(130,694)	261
Orthopedic Repair ETF	—	122,138	—
Patient Care Services ETF	115,286	(95,207)	200
Respiratory/Pulmonary ETF	175,781	(93,926)	209
Composite ETF	103,817	171,434	(131)

H.  Taxes On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the period ended March 31, 2008.

I.  Risk of Concentration The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. See the prospectus for additional information about these risks.

J.  Short Term Investments  Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

K.  Security Lending  Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Advisory Agreement has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors (including a majority of the Disinterested Directors), or by the Advisor on 60 days' written notice, and will terminate automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, the transfer agent, the administrator, the accounting agent and the custodian ("Covered Expenses"). Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.75% per annum (except for European Drugs ETF and European Medical Products and Devices ETF, which pay a fee of 0.95% per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Drugs ETF and European Medical Products and Devices ETF) of each Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

For the six months ended March 31, 2008, the "Outside the Cap" expenses on taxes were as follows:

"Outside the Cap" Expenses % of Average Net Assets
Autoimmune-Inflammation ETF	0.04%
Cancer ETF	0.01%
Cardio Devices ETF	0.02%
Cardiology ETF	0.04%
Dermatology and Wound Care ETF	0.04%
Diagnostics ETF	0.00%
Emerging Cancer ETF	0.02%
Enabling Technologies ETF	0.01%
European Drugs ETF	0.04%
European Medical Products and Devices ETF	0.04%
GI/Gender Health ETF	0.04%

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

"Outside the Cap" Expenses % of Average Net Assets
Infectious Disease ETF	0.04%
Metabolic-Endocrine Disorders ETF	0.04%
Neuroscience ETF	0.04%
Ophthalmology ETF	0.04%
Orthopedic Repair ETF	0.03%
Patient Care Services ETF	0.02%
Respiratory/Pulmonary ETF	0.03%
Composite ETF	0.02%

The amounts subject to reimbursement to the Advisor at March 31, 2008 are as follows:

	Reimbursements available through:
	9/30/2008	9/30/2009	9/30/2010
Autoimmune-Inflammation ETF	$97,811	$97,811	$40,828
Cancer ETF	104,199	104,199	46,065
Cardio Devices ETF	209,518	209,518	68,277
Cardiology ETF	97,651	97,651	41,201
Dermatology and Wound Care ETF	92,138	92,138	40,709
Diagnostics ETF	521,987	521,987	353,372
Emerging Cancer ETF	215,970	215,970	76,918
Enabling Technologies ETF	240,884	240,884	96,231
European Drugs ETF	94,410	94,410	42,401
European Medical Products and Devices ETF	89,660	89,660	42,342
GI/Gender Health ETF	98,487	98,487	41,195
Infectious Disease ETF	90,380	90,380	39,045
Metabolic-Endocrine Disorders ETF	94,789	94,789	38,129
Neuroscience ETF	96,433	96,433	39,816
Ophthalmology ETF	98,315	98,315	41,408
Orthopedic Repair ETF	88,915	88,915	47,899
Patient Care Services ETF	226,022	226,022	78,949
Respiratory/Pulmonary ETF	100,011	100,011	42,283
Composite ETF	117,939	117,939	60,131

For the six months ended March 31, 2008, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expense Assumed by the Advisor
Autoimmune-Inflammation ETF	$8,609	$32,220
Cancer ETF	23,492	22,573
Cardio Devices ETF	18,652	49,627
Cardiology ETF	8,271	32,930
Dermatology and Wound Care ETF	8,257	32,452
Diagnostics ETF	181,408	171,964
Emerging Cancer ETF	17,498	59,420
Enabling Technologies ETF	36,114	60,117
European Drugs ETF	11,186	31,215
European Medical Products and Devices ETF	10,682	31,660
GI/Gender Health ETF	8,135	33,059
Infectious Disease ETF	7,263	31,783
Metabolic-Endocrine Disorders ETF	7,662	30,467
Neuroscience ETF	8,304	31,510
Ophthalmology ETF	7,670	33,738
Orthopedic Repair ETF	9,466	38,432
Patient Care Services ETF	19,877	59,072
Respiratory/Pulmonary ETF	12,284	29,999
Composite ETF	19,535	40,595

BNY Investment Advisors (the "Sub-Advisor"), which is a separate identifiable division of The Bank of New York, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Advisor is responsible for payment of the Sub-Advisory fee.

The Bank of New York ("BNY"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. As compensation for its services, BNY receives a fee that is a percentage of each Fund's average daily net assets. This fee is a Covered Expense as defined above.

ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Company will pay each Director who is not an officer or employee of the Advisor or any of its affiliates an annual fee of $100,000. The Company reimburses each Director for costs and expenses associated with their performance of their duties hereunder, including the costs and expenses associated with attendance of meetings of the Board.

4. FEDERAL INCOME TAXES

As of March 31, 2008, the cost of investments for federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments and foreign currency were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Currency
Autoimmune-Inflammation ETF	$2,332,891	$(279,026)	$155,899	$(434,925)	$14
Cancer ETF	9,140,317	(694,480)	278,191	(972,671)	1,320
Cardio Devices ETF	5,008,365	(342,018)	281,125	(623,143)	—
Cardiology ETF	2,432,286	(293,181)	145,324	(438,505)	28
Dermatology and Wound Care ETF	2,557,467	(492,150)	137,340	(629,490)	307
Diagnostics ETF	32,835,194	(3,724,831)	814,303	(4,539,134)	384
Emerging Cancer ETF	4,349,884	(1,442,709)	60,004	(1,502,713)	158
Enabling Technologies ETF	6,288,529	(426,061)	207,412	(633,473)	—
European Drugs ETF	2,513,719	(357,305)	145,621	(502,926)	251
European Medical Products and Devices ETF	2,443,608	(319,681)	43,018	(362,699)	196
GI/Gender Health ETF	2,200,594	(393,276)	76,254	(469,530)	47
Infectious Disease ETF	2,404,995	(567,188)	50,123	(617,311)	204
Metabolic-Endocrine Disorders ETF	2,039,737	(316,110)	35,460	(351,570)	(42)
Neuroscience ETF	2,348,569	(214,226)	129,130	(343,356)	234
Ophthalmology ETF	2,320,884	(683,819)	6,886	(690,705)	112
Orthopedic Repair ETF	2,496,863	(247,337)	158,323	(405,660)	21
Patient Care Services ETF	5,041,017	(847,277)	134,149	(981,426)	4
Respiratory/Pulmonary ETF	4,587,848	(531,203)	231,147	(762,350)	(3)
Composite ETF	5,381,777	(734,787)	224,997	(959,784)	113

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Distributions to Shareholders

The tax character of distributions paid during the period ended March 31, 2008 was as follows:

Distributions paid from Net Investment Income
Autoimmune-Inflammation ETF	$11,362
Enabling Technologies ETF	172,966
GI/Gender Health ETF	10,175
Metabolic-Endocrine Disorders ETF	7,462
Orthopedic Repair ETF	6,176
Patient Care Services ETF	45,660
Respiratory/Pulmonary ETF	107,304
Composite ETF	23,001
Distributions paid from Net Realized Capital Gains
Cancer ETF	$507
Cardio Devices ETF	173,195
Dermatology and Wound Care ETF	2,193
Diagnostics ETF	740,163
Enabling Technologies ETF	139,290
European Drugs ETF	78,715
European Medical Products and Devices ETF	1,128
GI/Gender Health ETF	17,427
Infectious Disease ETF	36,696
Neuroscience ETF	16,305
Ophthalmology ETF	8,175
Patient Care Services ETF	81,566
Respiratory/Pulmonary ETF	72,113
Composite ETF	106,975

During the period ended September 30, 2007, the following funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Autoimmune-Inflammation ETF	$16,911	$56
Cancer ETF	—	—
Cardio Devices ETF	—	—
Cardiology ETF	126,333	—
Dermatology and Wound Care ETF	—	—
Diagnostics ETF	—	457
Emerging Cancer ETF	219,209	—
Enabling Technologies ETF	—	—
European Drugs ETF	—	—
European Medical Products and Devices ETF	583	696
GI/Gender Health ETF	—	—
Infectious Disease ETF	—	—
Metabolic-Endocrine Disorders ETF	42,159	228
Neuroscience ETF	—	—
Ophthalmology ETF	3,414	577
Orthopedic Repair ETF	102	—
Patient Care Services ETF	—	—
Respiratory/Pulmonary ETF	—	185
Composite ETF	—	890

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. Capital losses can be carried forward for a period of eight years.

At September 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Autoimmune-Inflammation ETF	$2,488,035
Cancer ETF	2,512,740
Cardio Devices ETF	5,051,413
Cardiology ETF	2,364,595
Dermatology and Wound Care ETF	2,518,036
Diagnostics ETF	28,852,440
Emerging Cancer ETF	6,935,681
Enabling Technologies ETF	8,313,616
European Drugs ETF	2,595,613
European Medical Products and Devices ETF	2,475,983
GI/Gender Health ETF	2,541,787
Infectious Disease ETF	2,548,504
Metabolic-Endocrine Disorders ETF	2,442,387
Neuroscience ETF	2,508,137
Ophthalmology ETF	2,520,413
Orthopedic Repair ETF	2,514,308
Patient Care Services ETF	7,671,814
Respiratory/Pulmonary ETF	2,660,732
Composite ETF	5,367,985

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended September 30, 2007, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains/(Losses)	Paid in Capital
Autoimmune-Inflammation ETF	$(56)	$56	$—
Cancer ETF	10,788	(10,788)	—
Cardio Devices ETF	26,275	(119,446)	93,171
Cardiology ETF	2,451	7	(2,458)
Dermatology and Wound Care ETF	5,275	(5,275)	—
Diagnostics ETF	36,782	(36,782)	—
Emerging Cancer ETF	34,213	(450)	(33,763)
Enabling Technologies ETF	—	(315,155)	315,155
European Drugs ETF	3,285	(3,285)	—
European Medical Products and Devices ETF	2,719	696	(3,415)
GI/Gender Health ETF	179	(179)	—
Infectious Disease ETF	9,298	(9,298)	—
Metabolic-Endocrine Disorders ETF	(228)	228	—
Neuroscience ETF	450	(450)	—
Ophthalmology ETF	(129)	918	(789)
Orthopedic Repair ETF	4,203	—	(4,203)
Patient Care Services ETF	22	(22)	—
Respiratory/Pulmonary ETF	2,996	(2,996)	—
Composite ETF	(890)	890	—

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended March 31, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$1,176,353	$1,206,634
Cancer ETF	3,642,578	3,787,906
Cardio Devices ETF	2,282,863	2,265,470
Cardiology ETF	1,033,714	1,027,349
Dermatology and Wound Care ETF	990,807	1,016,389
Diagnostics ETF	19,132,145	19,744,995
Emerging Cancer ETF	2,309,435	2,278,465
Enabling Technologies ETF	1,848,680	2,038,633
European Drugs ETF	505,874	578,643
European Medical Products and Devices ETF	445,913	438,773
GI/Gender Health ETF	1,012,817	1,054,035
Infectious Disease ETF	516,101	551,838
Metabolic-Endocrine Disorders ETF	1,319,087	1,333,854
Neuroscience ETF	928,628	953,682
Ophthalmology ETF	781,025	790,096
Orthopedic Repair ETF	760,180	783,530
Patient Care Services ETF	833,586	1,076,425
Respiratory/Pulmonary ETF	1,220,060	1,399,285
Composite ETF	1,365,923	1,492,624

For the six months ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$—	$—
Cancer ETF	6,726,197	—
Cardio Devices ETF	—	—
Cardiology ETF	—	—
Dermatology and Wound Care ETF	—	—
Diagnostics ETF	20,307,791	17,664,100
Emerging Cancer ETF	—	1,763,561
Enabling Technologies ETF	5,973,273	8,993,010
European Drugs ETF	—	—
European Medical Products and Devices ETF	—	—
GI/Gender Health ETF	—	—
Infectious Disease ETF	—	—
Metabolic-Endocrine Disorders ETF	—	—
Neuroscience ETF	—	—
Ophthalmology ETF	—	—
Orthopedic Repair ETF	—	—
Patient Care Services ETF	—	2,466,564
Respiratory/Pulmonary ETF	2,170,784	—
Composite ETF	—	—

6. CAPITAL SHARE TRANSACTIONS

As of March 31, 2008, there were 50 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to 0.25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan until at least January 31, 2009.

HealthSharesTM, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Board of Directors has voted each Fund's proxies during the period ended June 30, 2007) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.healthsharesinc.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.healthsharesinc.com.

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in ETFs including possible loss of money. HealthSharesTM are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment. HealthSharesTM ETFs are subject to increased risks associated with investing in a specific sector compared to a more diversified investment, as well as unique risks associated with the healthcare and biotechnology sector (i.e., government regulation, patent regulation, etc.).

The ETFs face additional risks attributable to their investments in small and medium capitalization companies which are subject to higher volatility than larger, more established companies. In addition, they are invested in a limited number of securities and a decline in the value of these investments would cause the fund's overall value to decline to a greater degree than in a less concentrated portfolio.

Certain HealthSharesTM ETFs invest in foreign securities that may be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.healthsharesinc.com for a prospectus. Please read the prospectus carefully before investing.

HealthSharesTM are distributed by ALPS Distributors Inc, member of FINRA, which is not affiliated with HealthSharesTM or any other affiliate.

HealthSharesTM, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC

420 Lexington Ave

Suite 2550

New York, NY 10170

INVESTMENT SUB-ADVISOR

BNY Investment Advisors

200 Park Avenue

8th Floor

New York, NY 10166

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

P.O. Box 328

Denver, CO 80201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP

750 Third Ave

New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, NY 10022

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HealthSharesTM, Inc.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	May 29, 2008

By:	/s/ David W. Jaffin

Name:	David W. Jaffin

Title:	Chief Financial Officer, Secretary and Treasurer

Date:	May 29, 2008